Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Central Fund
June 30, 2024
TP1-NPRT3-0824
1.816017.120
Nonconvertible Bonds - 28.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.55% 12/1/33	53,719,000	42,714,503
3.8% 12/1/57	106,127,000	74,144,133
4.3% 2/15/30	13,106,000	12,556,034
4.75% 5/15/46	10,000,000	8,648,729
Verizon Communications, Inc.:
2.987% 10/30/56	65,611,000	40,168,328
3% 3/22/27	5,629,000	5,325,779
3.15% 3/22/30	9,123,000	8,226,627
4.862% 8/21/46	27,196,000	24,663,780
5.012% 4/15/49	3,772,000	3,644,572
		220,092,485
Entertainment - 0.1%
NBCUniversal Media LLC 5.95% 4/1/41	6,541,000	6,773,323
The Walt Disney Co. 3.6% 1/13/51	25,350,000	18,894,145
		25,667,468
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	11,421,000	10,068,102
4.908% 7/23/25	4,371,000	4,328,541
5.05% 3/30/29	10,610,000	10,203,559
5.25% 4/1/53	21,987,000	17,249,286
5.375% 5/1/47	78,778,000	62,936,272
5.5% 4/1/63	11,421,000	8,850,090
5.75% 4/1/48	11,687,000	9,770,875
6.1% 6/1/29	26,277,000	26,362,940
6.484% 10/23/45	9,303,000	8,497,178
6.55% 6/1/34	14,327,000	14,331,765
Comcast Corp.:
3.3% 4/1/27	6,795,000	6,497,416
3.4% 4/1/30	6,970,000	6,407,492
3.75% 4/1/40	2,448,000	1,991,368
3.9% 3/1/38	5,001,000	4,238,553
4.65% 7/15/42	11,795,000	10,564,077
Discovery Communications LLC 3.625% 5/15/30	14,753,000	12,981,843
Fox Corp.:
4.709% 1/25/29	9,069,000	8,907,346
5.476% 1/25/39	8,943,000	8,526,189
5.576% 1/25/49	5,934,000	5,448,164
Time Warner Cable LLC:
4.5% 9/15/42	19,701,000	14,419,170
5.5% 9/1/41	8,397,000	6,992,897
5.875% 11/15/40	7,566,000	6,564,779
6.55% 5/1/37	73,937,000	70,018,663
6.75% 6/15/39	10,675,000	10,326,634
7.3% 7/1/38	16,247,000	16,441,351
Warnermedia Holdings, Inc.:
3.638% 3/15/25	10,102,000	9,945,353
3.755% 3/15/27	19,757,000	18,757,695
4.054% 3/15/29	6,847,000	6,323,156
4.279% 3/15/32	28,666,000	25,020,475
5.05% 3/15/42	14,442,000	11,747,251
5.141% 3/15/52	115,677,000	90,067,068
		524,785,548
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
2.25% 11/15/31	40,000,000	32,691,710
3.75% 4/15/27	25,540,000	24,548,032
3.875% 4/15/30	36,970,000	34,560,542
4.375% 4/15/40	5,513,000	4,777,335
4.5% 4/15/50	10,830,000	9,044,849
		105,622,468
TOTAL COMMUNICATION SERVICES		876,167,969
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
2.35% 2/26/27	17,500,000	16,188,307
4% 1/15/25	14,536,000	14,393,674
5.85% 4/6/30	13,062,000	13,221,829
		43,803,810
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,445,729
3.5% 7/1/27	7,113,000	6,816,495
3.6% 7/1/30	8,445,000	7,820,117
4.2% 4/1/50	4,263,000	3,398,108
		20,480,449
Household Durables - 0.1%
D.R. Horton, Inc. 2.6% 10/15/25	34,514,000	33,254,885
Toll Brothers Finance Corp. 4.875% 3/15/27	16,319,000	16,076,211
		49,331,096
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	19,745,000	19,553,312
Specialty Retail - 0.4%
AutoNation, Inc.:
3.85% 3/1/32	21,966,000	19,508,909
4.75% 6/1/30	3,310,000	3,163,292
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	4,685,304
4% 4/15/30	22,128,000	20,807,325
Lowe's Companies, Inc.:
3.35% 4/1/27	3,072,000	2,930,945
3.75% 4/1/32	9,454,000	8,583,297
4.25% 4/1/52	59,996,000	47,152,020
4.45% 4/1/62	39,650,000	30,824,705
4.5% 4/15/30	16,112,000	15,635,572
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	4,728,418
The Home Depot, Inc. 2.5% 4/15/27	3,139,000	2,939,452
		160,959,239
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. 2.75% 3/27/27	6,632,000	6,279,888
Tapestry, Inc.:
7% 11/27/26	14,433,000	14,833,270
7.05% 11/27/25	5,350,000	5,438,911
7.35% 11/27/28	22,394,000	23,242,229
7.7% 11/27/30	22,394,000	23,399,506
7.85% 11/27/33	22,394,000	23,586,836
		96,780,640
TOTAL CONSUMER DISCRETIONARY		390,908,546
CONSUMER STAPLES - 0.9%
Beverages - 0.8%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	17,500,000	16,134,294
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,000,000	9,290,186
4.35% 6/1/40	10,000,000	8,813,587
4.5% 6/1/50	30,000,000	26,808,520
4.75% 4/15/58	26,711,000	23,708,176
5.45% 1/23/39	23,200,000	23,518,925
5.55% 1/23/49	54,331,000	54,737,201
5.8% 1/23/59 (Reg. S)	55,947,000	58,214,761
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	46,280,752
5% 5/1/42	3,080,000	2,817,190
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	2,697,198
2.75% 3/19/30	18,600,000	16,661,270
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	23,685,368
3.45% 3/25/30	14,988,000	14,016,595
		327,384,023
Consumer Staples Distribution & Retail - 0.1%
Sysco Corp. 3.25% 7/15/27	11,011,000	10,426,529
Food Products - 0.0%
Archer Daniels Midland Co. 3.25% 3/27/30	6,931,000	6,313,753
General Mills, Inc. 2.875% 4/15/30	3,013,000	2,672,503
		8,986,256
Household Products - 0.0%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	1,613,302
TOTAL CONSUMER STAPLES		348,410,110
ENERGY - 2.7%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	207,000	202,557
4.85% 11/15/35	7,402,000	7,040,441
		7,242,998
Oil, Gas & Consumable Fuels - 2.7%
Cenovus Energy, Inc. 5.25% 6/15/37	13,846,000	13,230,301
Columbia Pipeline Group, Inc. 4.5% 6/1/25	6,628,000	6,546,579
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	5,327,000	5,441,292
6.036% 11/15/33 (b)	14,358,000	14,672,690
6.497% 8/15/43 (b)	4,293,000	4,471,071
6.544% 11/15/53 (b)	7,728,000	8,142,912
6.714% 8/15/63 (b)	4,626,000	4,894,183
DCP Midstream Operating LP:
5.125% 5/15/29	15,661,000	15,585,063
5.6% 4/1/44	13,506,000	12,934,122
6.45% 11/3/36 (b)	10,621,000	11,177,795
Enbridge, Inc. 4.25% 12/1/26	8,321,000	8,123,658
Energy Transfer LP:
3.75% 5/15/30	27,891,000	25,657,066
4.95% 6/15/28	18,799,000	18,550,624
5% 5/15/50	29,826,000	25,316,779
5.25% 4/15/29	10,158,000	10,117,795
5.25% 7/1/29	11,564,000	11,492,064
5.4% 10/1/47	6,651,000	5,949,904
5.6% 9/1/34	20,000,000	19,867,444
5.8% 6/15/38	10,481,000	10,258,912
6% 6/15/48	26,826,000	25,848,891
6.25% 4/15/49	7,637,000	7,597,185
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	8,378,865
3.75% 2/15/25	285,000	281,672
Hess Corp.:
4.3% 4/1/27	23,059,000	22,483,370
5.6% 2/15/41	5,656,000	5,637,641
7.125% 3/15/33	4,791,000	5,377,667
7.3% 8/15/31	6,610,000	7,368,162
7.875% 10/1/29	20,178,000	22,566,578
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,645,000	1,693,801
MPLX LP:
2.65% 8/15/30	9,000,000	7,755,600
4.8% 2/15/29	5,370,000	5,263,613
4.875% 12/1/24	12,572,000	12,518,178
4.95% 9/1/32	30,925,000	29,589,307
5.5% 2/15/49	16,108,000	14,858,979
Occidental Petroleum Corp.:
5.55% 3/15/26	26,200,000	26,150,382
6.2% 3/15/40	7,169,000	7,182,972
6.45% 9/15/36	15,883,000	16,589,841
6.6% 3/15/46	28,439,000	29,668,503
7.5% 5/1/31	29,749,000	32,820,019
Ovintiv, Inc.:
5.15% 11/15/41	5,000,000	4,198,993
8.125% 9/15/30	13,383,000	15,117,696
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	23,461,315
5.35% 2/12/28	3,500,000	3,141,250
5.95% 1/28/31	26,624,000	21,399,040
6.35% 2/12/48	14,404,000	9,136,457
6.49% 1/23/27	37,360,000	35,824,504
6.5% 3/13/27	21,300,000	20,286,120
6.7% 2/16/32	33,050,000	27,651,944
6.75% 9/21/47	102,130,000	67,290,393
6.84% 1/23/30	25,121,000	22,091,407
6.95% 1/28/60	18,760,000	12,320,630
7.69% 1/23/50	117,141,000	84,432,890
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	5,445,780
3.6% 11/1/24	6,641,000	6,591,232
3.8% 9/15/30	15,976,000	14,593,313
Sabine Pass Liquefaction LLC 4.5% 5/15/30	33,855,000	32,478,161
Shell International Finance BV 4.375% 5/11/45	6,392,000	5,448,802
The Williams Companies, Inc.:
2.6% 3/15/31	5,542,000	4,681,364
3.5% 11/15/30	45,537,000	41,275,029
3.9% 1/15/25	4,336,000	4,294,780
4.65% 8/15/32	32,200,000	30,584,911
5.3% 8/15/52	7,294,000	6,747,176
Western Midstream Operating LP:
3.95% 6/1/25	3,918,000	3,844,026
4.5% 3/1/28	3,100,000	2,989,362
4.65% 7/1/26	9,376,000	9,193,778
4.75% 8/15/28	5,504,000	5,379,418
6.35% 1/15/29	13,343,000	13,761,930
		1,055,723,181
TOTAL ENERGY		1,062,966,179
FINANCIALS - 13.2%
Banks - 5.5%
Bank of America Corp.:
2.299% 7/21/32 (c)	80,000,000	65,490,117
2.972% 2/4/33 (c)	17,500,000	14,809,812
3.419% 12/20/28 (c)	23,187,000	21,803,285
3.5% 4/19/26	34,343,000	33,285,675
3.705% 4/24/28 (c)	58,915,000	56,429,509
3.95% 4/21/25	19,377,000	19,098,791
4.183% 11/25/27	22,749,000	21,961,615
4.2% 8/26/24	24,032,000	23,971,371
4.25% 10/22/26	20,189,000	19,687,890
4.271% 7/23/29 (c)	2,000,000	1,927,027
4.376% 4/27/28 (c)	40,000,000	39,041,598
4.45% 3/3/26	3,182,000	3,129,126
5.015% 7/22/33 (c)	50,000,000	48,871,058
5.468% 1/23/35 (c)	50,000,000	49,949,423
Barclays PLC:
2.852% 5/7/26 (c)	34,514,000	33,650,605
2.894% 11/24/32 (c)	13,572,000	11,226,754
4.375% 1/12/26	28,767,000	28,280,546
5.088% 6/20/30 (c)	35,020,000	33,480,840
5.2% 5/12/26	11,811,000	11,675,409
5.829% 5/9/27 (c)	33,090,000	33,138,514
6.224% 5/9/34 (c)	31,185,000	31,953,095
6.692% 9/13/34 (c)	45,000,000	47,706,137
BNP Paribas SA 2.219% 6/9/26 (b)(c)	32,804,000	31,710,845
Citigroup, Inc.:
3.785% 3/17/33 (c)	17,500,000	15,593,000
3.875% 3/26/25	35,450,000	34,961,801
4.3% 11/20/26	52,072,000	50,793,527
4.4% 6/10/25	11,010,000	10,859,616
4.412% 3/31/31 (c)	45,100,000	42,983,473
4.45% 9/29/27	69,500,000	67,744,003
4.91% 5/24/33 (c)	47,460,000	45,573,950
5.5% 9/13/25	42,579,000	42,532,090
6.174% 5/25/34 (c)	21,587,000	21,953,768
Citizens Financial Group, Inc.:
2.638% 9/30/32	35,537,000	27,262,599
6.645% 4/25/35 (c)	12,127,000	12,535,028
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	12,091,000	10,890,998
3.784% 3/14/32 (b)	10,165,000	8,899,510
Cooperatieve Rabobank UA 4.375% 8/4/25	36,518,000	35,943,463
HSBC Holdings PLC:
2.099% 6/4/26 (c)	25,000,000	24,170,010
3.973% 5/22/30 (c)	9,000,000	8,412,989
4.95% 3/31/30	6,013,000	5,910,089
5.25% 3/14/44	2,847,000	2,642,783
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	48,607,000	48,144,913
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	60,803,656
2.956% 5/13/31 (c)	18,323,000	16,058,628
2.963% 1/25/33 (c)	17,500,000	14,920,637
3.875% 9/10/24	90,088,000	89,735,998
4.125% 12/15/26	146,208,000	142,445,010
4.203% 7/23/29 (c)	3,000,000	2,887,080
4.452% 12/5/29 (c)	46,000,000	44,657,561
4.586% 4/26/33 (c)	70,000,000	66,775,529
5.299% 7/24/29 (c)	15,000,000	15,050,337
5.336% 1/23/35 (c)	50,000,000	49,701,092
5.35% 6/1/34 (c)	60,000,000	59,734,115
5.717% 9/14/33 (c)	75,200,000	76,240,984
NatWest Group PLC 3.073% 5/22/28 (c)	20,149,000	18,854,154
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	25,589,000	23,581,577
6.499% 3/9/29 (c)	35,670,000	36,332,068
Societe Generale:
1.488% 12/14/26 (b)(c)	40,199,000	37,579,999
3.337% 1/21/33 (b)(c)	17,500,000	14,498,632
Synchrony Bank:
5.4% 8/22/25	29,530,000	29,308,374
5.625% 8/23/27	26,739,000	26,488,734
Wells Fargo & Co.:
2.406% 10/30/25 (c)	19,840,000	19,614,608
3.526% 3/24/28 (c)	42,125,000	40,180,829
4.478% 4/4/31 (c)	60,800,000	58,209,599
5.389% 4/24/34 (c)	30,000,000	29,657,027
Westpac Banking Corp. 4.11% 7/24/34 (c)	17,722,000	16,374,779
		2,189,777,659
Capital Markets - 3.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25	9,112,000	8,911,497
Ares Capital Corp. 3.875% 1/15/26	54,729,000	52,842,479
Athene Global Funding:
5.339% 1/15/27 (b)	56,732,000	56,717,785
5.583% 1/9/29 (b)	28,541,000	28,656,459
Blackstone Private Credit Fund:
2.625% 12/15/26	30,000,000	27,436,613
4.7% 3/24/25	43,143,000	42,714,105
7.05% 9/29/25	39,080,000	39,456,449
Deutsche Bank AG 4.5% 4/1/25	67,655,000	66,830,882
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	4,469,000	3,751,985
6.72% 1/18/29 (c)	22,570,000	23,291,839
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	39,755,000	32,648,027
3.102% 2/24/33 (c)	47,500,000	40,567,974
3.691% 6/5/28 (c)	21,000,000	20,089,058
3.75% 2/25/26	15,000,000	14,611,574
3.8% 3/15/30	67,720,000	63,313,567
4.25% 10/21/25	22,692,000	22,294,335
4.411% 4/23/39 (c)	3,000,000	2,652,722
5.15% 5/22/45	9,000,000	8,418,836
6.75% 10/1/37	30,816,000	33,245,197
Intercontinental Exchange, Inc. 3.75% 12/1/25	4,530,000	4,424,641
Moody's Corp.:
3.25% 1/15/28	10,681,000	10,100,773
3.25% 5/20/50	9,704,000	6,623,412
3.75% 3/24/25	21,924,000	21,626,766
Morgan Stanley:
2.943% 1/21/33 (c)	17,500,000	14,873,585
3.125% 7/27/26	24,646,000	23,562,532
3.622% 4/1/31 (c)	41,803,000	38,359,039
3.7% 10/23/24	15,967,000	15,872,036
4.21% 4/20/28 (c)	40,000,000	38,868,501
4.431% 1/23/30 (c)	54,318,000	52,546,643
5% 11/24/25	102,478,000	101,770,770
5.25% 4/21/34 (c)	50,000,000	49,217,753
5.424% 7/21/34 (c)	47,424,000	47,185,120
6.342% 10/18/33 (c)	58,000,000	61,566,397
6.627% 11/1/34 (c)	50,000,000	54,000,170
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	25,500,000	25,130,286
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	24,791,000	24,470,088
State Street Corp. 2.901% 3/30/26 (c)	2,660,000	2,602,738
UBS Group AG:
1.494% 8/10/27 (b)(c)	24,731,000	22,689,651
2.593% 9/11/25 (b)(c)	48,618,000	48,294,906
3.091% 5/14/32 (b)(c)	13,398,000	11,428,568
3.75% 3/26/25	24,390,000	24,053,472
3.869% 1/12/29 (b)(c)	9,005,000	8,499,900
4.125% 9/24/25 (b)	17,678,000	17,333,484
4.194% 4/1/31 (b)(c)	40,079,000	37,414,743
4.55% 4/17/26	5,038,000	4,950,710
6.537% 8/12/33 (b)(c)	30,000,000	31,481,643
		1,387,399,710
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	12,404,000	12,235,945
2.45% 10/29/26	17,295,000	16,133,356
3% 10/29/28	18,114,000	16,461,470
3.3% 1/30/32	19,378,000	16,649,895
4.45% 4/3/26	15,328,000	15,045,307
6.45% 4/15/27	59,444,000	60,800,640
6.5% 7/15/25	15,770,000	15,890,599
Ally Financial, Inc.:
4.75% 6/9/27	60,000,000	58,516,702
5.125% 9/30/24	9,461,000	9,436,887
5.75% 11/20/25	16,947,000	16,840,039
5.8% 5/1/25	68,233,000	68,168,122
6.7% 2/14/33	50,000,000	49,708,550
7.1% 11/15/27	37,620,000	39,197,127
8% 11/1/31	11,577,000	12,776,235
Capital One Financial Corp.:
2.636% 3/3/26 (c)	21,697,000	21,232,416
3.273% 3/1/30 (c)	32,130,000	29,002,080
3.65% 5/11/27	57,194,000	54,692,522
3.8% 1/31/28	29,870,000	28,396,288
4.985% 7/24/26 (c)	31,384,000	31,111,150
5.247% 7/26/30 (c)	40,470,000	39,758,539
5.468% 2/1/29 (c)	26,778,000	26,654,166
5.817% 2/1/34 (c)	46,541,000	46,063,387
Discover Financial Services:
3.95% 11/6/24	41,289,000	41,023,895
4.1% 2/9/27	5,722,000	5,501,085
4.5% 1/30/26	23,106,000	22,646,303
6.7% 11/29/32	7,907,000	8,250,903
Ford Motor Credit Co. LLC 4.063% 11/1/24	79,422,000	78,943,316
Synchrony Financial:
3.95% 12/1/27	37,530,000	35,047,851
4.25% 8/15/24	29,533,000	29,461,862
5.15% 3/19/29	31,992,000	30,718,851
Toyota Motor Credit Corp.:
3% 4/1/25	29,531,000	29,008,235
3.375% 4/1/30	9,583,000	8,813,495
		974,187,218
Financial Services - 0.8%
Corebridge Financial, Inc.:
3.5% 4/4/25	9,337,000	9,181,598
3.65% 4/5/27	33,012,000	31,590,067
3.85% 4/5/29	13,061,000	12,241,265
3.9% 4/5/32	15,550,000	13,918,751
4.35% 4/5/42	3,537,000	2,908,209
4.4% 4/5/52	10,459,000	8,222,844
Equitable Holdings, Inc. 4.572% 2/15/29 (b)	7,172,000	6,894,460
Jackson Financial, Inc.:
3.125% 11/23/31	5,636,000	4,723,638
5.17% 6/8/27	14,655,000	14,608,721
5.67% 6/8/32	27,163,000	27,341,282
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27	38,495,000	35,817,592
3% 5/15/32	43,240,000	35,596,178
3.625% 1/15/32	18,075,000	15,603,753
5.125% 2/1/28	15,645,000	15,464,965
5.5% 1/15/30	5,250,000	5,169,993
5.75% 4/1/33	23,392,000	23,336,124
6.75% 3/15/34 (b)	31,567,000	33,464,429
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	2,904,874
3.35% 3/26/30	4,213,000	3,898,265
Pine Street Trust II 5.568% 2/15/49 (b)	29,500,000	27,066,441
		329,953,449
Insurance - 1.0%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	9,233,188
AIA Group Ltd.:
3.2% 9/16/40 (b)	15,222,000	11,119,773
3.375% 4/7/30 (b)	30,867,000	28,107,219
Five Corners Funding Trust II 2.85% 5/15/30 (b)	48,444,000	42,653,664
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (b)	4,626,000	3,363,440
4.569% 2/1/29 (b)	27,600,000	26,906,601
Lincoln National Corp. 3.4% 1/15/31	34,132,000	30,044,515
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	19,234,157
4.75% 3/15/39	9,035,000	8,393,867
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	20,812,000	14,056,911
New York Life Insurance Co. 3.75% 5/15/50 (b)	7,429,000	5,546,669
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	2,000	2,078
Pacific LifeCorp 5.125% 1/30/43 (b)	15,610,000	14,433,470
Progressive Corp. 3.2% 3/26/30	3,815,000	3,474,377
Prudential Financial, Inc. 6% 9/1/52 (c)	55,017,000	54,365,373
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	3,800,000	3,657,500
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)	16,941,000	11,265,124
4.9% 9/15/44 (b)	29,277,000	25,879,743
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	8,401,000	8,348,480
Unum Group:
3.875% 11/5/25	16,863,000	16,420,439
4% 6/15/29	21,076,000	19,861,955
5.75% 8/15/42	29,395,000	28,264,178
		384,632,721
TOTAL FINANCIALS		5,265,950,757
HEALTH CARE - 1.9%
Biotechnology - 0.4%
AbbVie, Inc. 3.2% 11/21/29	17,500,000	16,058,042
Amgen, Inc.:
1.65% 8/15/28	65,000,000	56,865,555
5.15% 3/2/28	20,069,000	20,066,052
5.25% 3/2/30	18,321,000	18,455,397
5.25% 3/2/33	20,683,000	20,622,724
5.6% 3/2/43	19,649,000	19,364,609
5.65% 3/2/53	9,768,000	9,619,941
5.75% 3/2/63	17,801,000	17,431,316
		178,483,636
Health Care Providers & Services - 1.2%
Centene Corp.:
2.45% 7/15/28	32,380,000	28,747,926
2.625% 8/1/31	15,205,000	12,486,615
3.375% 2/15/30	17,480,000	15,515,486
4.25% 12/15/27	19,645,000	18,756,780
4.625% 12/15/29	30,530,000	28,876,043
Cigna Group:
3.05% 10/15/27	67,800,000	63,663,516
4.375% 10/15/28	29,050,000	28,209,619
4.8% 8/15/38	18,087,000	16,619,148
4.9% 12/15/48	18,071,000	15,882,817
5.4% 3/15/33	30,000,000	30,113,982
CVS Health Corp.:
3% 8/15/26	2,965,000	2,825,366
3.625% 4/1/27	7,479,000	7,174,091
3.875% 7/20/25	20,803,000	20,425,700
5% 1/30/29	15,279,000	15,122,275
5.25% 1/30/31	6,265,000	6,193,904
HCA Holdings, Inc.:
3.5% 9/1/30	18,350,000	16,552,372
3.625% 3/15/32	4,185,000	3,686,412
5.625% 9/1/28	19,094,000	19,277,823
5.875% 2/1/29	21,003,000	21,383,133
Humana, Inc.:
3.7% 3/23/29	12,046,000	11,296,169
5.375% 4/15/31	25,106,000	24,972,698
Sabra Health Care LP:
3.2% 12/1/31	39,949,000	33,208,164
3.9% 10/15/29	10,094,000	9,112,458
Toledo Hospital 5.325% 11/15/28	9,969,000	9,520,395
		459,622,892
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	63,993,000	62,602,961
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	6,362,000	6,448,962
Mylan NV 4.55% 4/15/28	6,911,000	6,657,536
Utah Acquisition Sub, Inc. 3.95% 6/15/26	12,375,000	11,998,703
Viatris, Inc.:
1.65% 6/22/25	4,370,000	4,199,911
2.7% 6/22/30	39,716,000	33,708,897
3.85% 6/22/40	3,789,000	2,766,729
4% 6/22/50	10,965,000	7,379,203
		135,762,902
TOTAL HEALTH CARE		773,869,430
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (b)	9,575,000	8,671,853
The Boeing Co.:
3.55% 3/1/38	3,337,000	2,414,925
5.15% 5/1/30	6,621,000	6,358,054
5.805% 5/1/50	34,788,000	31,350,946
5.93% 5/1/60	12,640,000	11,300,809
6.259% 5/1/27 (b)	7,761,000	7,813,465
6.298% 5/1/29 (b)	11,086,000	11,241,872
6.388% 5/1/31 (b)	8,397,000	8,548,623
6.528% 5/1/34 (b)	8,987,000	9,201,786
6.858% 5/1/54 (b)	13,529,000	13,883,079
7.008% 5/1/64 (b)	12,768,000	13,072,772
		123,858,184
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	4,315,000	4,503,431
6.2% 3/15/54	4,477,000	4,793,262
		9,296,693
Ground Transportation - 0.0%
CSX Corp. 3.8% 4/15/50	5,875,000	4,484,441
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	1,885,000	1,842,378
3.05% 4/15/30	1,519,000	1,361,383
3.7% 4/15/50	1,875,000	1,363,056
		4,566,817
Machinery - 0.2%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	28,773,000	28,264,650
2% 12/14/26 (b)	30,000,000	27,727,397
Deere & Co.:
2.75% 4/15/25	3,746,000	3,667,762
3.1% 4/15/30	9,897,000	9,000,833
		68,660,642
Professional Services - 0.1%
Leidos, Inc. 3.625% 5/15/25	12,349,000	12,129,388
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	3,004,533
		15,133,921
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 7/1/25	28,656,000	28,001,086
4.25% 9/15/24	16,843,000	16,786,067
		44,787,153
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
4.375% 5/1/26 (b)	21,306,000	20,725,135
5.75% 3/1/29 (b)	40,000,000	39,773,512
6.375% 5/4/28 (b)	33,577,000	34,097,905
		94,596,552
TOTAL INDUSTRIALS		365,384,403
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC/EMC Corp.:
5.25% 2/1/28	28,212,000	28,398,783
5.3% 10/1/29	11,000,000	11,062,060
5.85% 7/15/25	5,417,000	5,430,126
6.02% 6/15/26	5,507,000	5,564,617
6.1% 7/15/27	9,944,000	10,197,192
6.2% 7/15/30	8,607,000	9,035,580
		69,688,358
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	7,184,000	6,430,823
2.45% 2/15/31 (b)	61,131,000	51,479,066
2.6% 2/15/33 (b)	61,131,000	49,540,910
3.5% 2/15/41 (b)	49,365,000	37,840,841
3.75% 2/15/51 (b)	23,167,000	17,252,407
		162,544,047
Software - 0.2%
Oracle Corp.:
2.5% 4/1/25	24,552,000	23,983,220
2.8% 4/1/27	24,552,000	23,050,710
3.6% 4/1/40	24,550,000	18,869,511
3.6% 4/1/50	24,550,000	17,181,913
3.85% 4/1/60	24,600,000	16,905,557
		99,990,911
TOTAL INFORMATION TECHNOLOGY		332,223,316
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	18,666,000	19,178,953
6.55% 11/15/30	18,931,000	19,782,766
6.7% 11/15/33	11,063,000	11,625,549
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	13,294,854
		63,882,122
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	19,486,000	15,250,908
4.9% 12/15/30	17,745,000	17,366,779
American Homes 4 Rent LP:
2.375% 7/15/31	3,169,000	2,574,760
3.625% 4/15/32	14,296,000	12,498,815
4.3% 4/15/52	9,909,000	7,680,726
Boston Properties, Inc.:
3.25% 1/30/31	16,564,000	14,000,254
4.5% 12/1/28	18,628,000	17,572,161
6.75% 12/1/27	24,397,000	25,026,963
Brixmor Operating Partnership LP:
3.85% 2/1/25	450,000	445,106
4.05% 7/1/30	22,047,000	20,460,122
4.125% 6/15/26	26,610,000	25,907,617
4.125% 5/15/29	24,028,000	22,679,048
Corporate Office Properties LP:
2% 1/15/29	2,896,000	2,455,511
2.25% 3/15/26	7,272,000	6,865,677
2.75% 4/15/31	7,105,000	5,874,339
Healthcare Realty Holdings LP:
3.1% 2/15/30	6,066,000	5,304,340
3.5% 8/1/26	6,318,000	6,052,350
Healthpeak OP, LLC:
3.25% 7/15/26	2,733,000	2,617,477
3.4% 2/1/25	912,000	898,453
3.5% 7/15/29	3,125,000	2,886,707
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	28,652,888
Invitation Homes Operating Partnership LP 4.15% 4/15/32	21,143,000	19,288,224
Kite Realty Group LP 5.5% 3/1/34	6,294,000	6,153,530
Kite Realty Group Trust:
4% 3/15/25	27,373,000	26,960,608
4.75% 9/15/30	42,235,000	40,341,067
LXP Industrial Trust (REIT) 2.7% 9/15/30	7,890,000	6,656,802
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	26,948,000	21,782,896
3.375% 2/1/31	14,471,000	12,359,375
3.625% 10/1/29	26,970,000	24,077,759
4.5% 1/15/25	12,446,000	12,346,074
4.5% 4/1/27	86,567,000	83,807,023
4.75% 1/15/28	28,933,000	27,995,476
5.25% 1/15/26	28,200,000	27,927,087
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/34	6,358,000	6,278,800
Piedmont Operating Partnership LP 2.75% 4/1/32	6,300,000	4,620,572
Prologis LP 3.25% 6/30/26	2,124,000	2,047,334
Realty Income Corp.:
2.2% 6/15/28	3,445,000	3,082,272
2.85% 12/15/32	4,238,000	3,492,718
3.25% 1/15/31	4,502,000	3,982,444
3.4% 1/15/28	7,083,000	6,676,312
Regency Centers LP 3.7% 6/15/30	25,000,000	23,026,945
Retail Opportunity Investments Partnership LP 4% 12/15/24	4,615,000	4,566,782
Simon Property Group LP 2.65% 2/1/32	30,000,000	25,039,178
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	10,844,094
4.25% 2/1/26	15,247,000	15,078,386
Store Capital LLC:
2.75% 11/18/30	8,515,000	7,055,245
4.625% 3/15/29	8,847,000	8,355,487
Sun Communities Operating LP:
2.3% 11/1/28	7,110,000	6,250,085
2.7% 7/15/31	18,176,000	15,012,136
Ventas Realty LP:
2.5% 9/1/31	53,031,000	43,544,995
3% 1/15/30	35,454,000	31,300,568
3.5% 2/1/25	7,488,000	7,382,612
4% 3/1/28	10,351,000	9,873,092
4.125% 1/15/26	7,649,000	7,473,729
4.375% 2/1/45	3,802,000	2,985,621
4.75% 11/15/30	41,973,000	40,284,801
VICI Properties LP:
4.375% 5/15/25	3,704,000	3,654,821
4.75% 2/15/28	29,291,000	28,609,873
4.95% 2/15/30	38,231,000	36,882,983
5.125% 5/15/32	10,549,000	10,050,408
5.75% 4/1/34	5,034,000	4,986,827
Vornado Realty LP 2.15% 6/1/26	7,918,000	7,302,597
Welltower OP LLC 4% 6/1/25	4,568,000	4,494,031
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	5,692,627
4% 2/1/25	26,847,000	26,525,182
		969,220,479
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	20,195,000	18,298,110
4.55% 10/1/29	27,295,000	23,756,948
8.05% 3/15/28	33,242,000	34,484,719
CBRE Group, Inc.:
2.5% 4/1/31	23,518,000	19,536,615
4.875% 3/1/26	19,900,000	19,656,658
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,473,789
Tanger Properties LP:
2.75% 9/1/31	18,732,000	15,260,840
3.125% 9/1/26	16,602,000	15,650,887
3.875% 7/15/27	28,881,000	27,382,993
		177,501,559
TOTAL REAL ESTATE		1,146,722,038
UTILITIES - 1.4%
Electric Utilities - 0.6%
Alabama Power Co. 3.05% 3/15/32	29,471,000	25,483,739
Cleco Corporate Holdings LLC:
3.375% 9/15/29	15,724,000	13,767,608
3.743% 5/1/26	60,730,000	58,544,018
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,142,771
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	10,574,000	8,895,607
2.775% 1/7/32 (b)	19,219,000	15,599,434
Exelon Corp.:
2.75% 3/15/27	6,523,000	6,113,572
3.35% 3/15/32	7,920,000	6,943,683
4.05% 4/15/30	7,291,000	6,841,909
4.1% 3/15/52	5,867,000	4,510,094
4.7% 4/15/50	3,246,000	2,737,820
IPALCO Enterprises, Inc. 5.75% 4/1/34 (b)	43,698,000	43,444,862
Southern Co. 5.7% 3/15/34	27,735,000	28,197,818
		222,222,935
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	5,821,727	6,032,765
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	6,732,000	6,455,840
The AES Corp.:
1.375% 1/15/26	30,500,000	28,582,017
2.45% 1/15/31	28,885,000	23,781,317
3.3% 7/15/25 (b)	37,234,000	36,298,697
3.95% 7/15/30 (b)	42,717,000	39,057,550
		134,175,421
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	4,149,000	3,857,980
4.05% 4/15/25	53,700,000	53,114,358
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	3,290,000	3,020,506
NiSource, Inc.:
2.95% 9/1/29	40,740,000	36,616,598
3.6% 5/1/30	22,835,000	20,954,883
Puget Energy, Inc.:
4.1% 6/15/30	25,767,000	23,706,354
4.224% 3/15/32	27,319,000	24,486,637
Sempra 6% 10/15/39	5,386,000	5,448,355
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6965% 5/15/67 (c)(d)	12,629,000	12,484,436
		183,690,107
TOTAL UTILITIES		546,121,228
TOTAL NONCONVERTIBLE BONDS (Cost $12,038,246,654)		11,172,606,098

U.S. Treasury Obligations - 40.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	896,321,000	592,272,111
1.875% 11/15/51	120,053,000	69,687,015
2% 8/15/51	733,544,000	440,642,169
2.375% 2/15/42	95,700,000	69,645,866
2.875% 5/15/52	556,400,000	407,802,080
3% 2/15/49	709,760,000	537,615,477
3.375% 8/15/42	485,600,000	410,142,315
3.625% 2/15/53	193,384,000	164,512,372
3.625% 5/15/53	192,000,000	163,387,500
4.125% 8/15/53	587,116,000	546,728,842
4.25% 2/15/54	1,199,795,000	1,142,429,802
4.625% 5/15/54	192,000,000	194,670,000
U.S. Treasury Notes:
1.25% 4/30/28	315,413,000	280,249,377
1.5% 11/30/28	800,000,000	707,937,504
2.375% 3/31/29	504,000,000	461,061,564
2.625% 7/31/29	273,317,000	251,846,668
2.75% 8/15/32	913,762,000	813,141,096
2.875% 5/15/32	763,588,000	687,974,890
3.375% 5/15/33	465,000,000	430,942,382
3.5% 4/30/30	528,900,000	505,677,984
3.5% 2/15/33	470,900,000	441,358,380
3.75% 5/31/30	514,100,000	497,853,638
3.75% 6/30/30	543,000,000	525,607,031
3.875% 11/30/29	255,000,000	249,063,281
3.875% 8/15/33	477,166,000	459,048,603
4% 1/15/27	26,750,000	26,361,289
4% 6/30/28	175,000,000	172,340,821
4% 1/31/29	1,009,000,000	993,470,864
4% 7/31/30	1,606,800,000	1,576,170,365
4% 2/15/34	270,800,000	262,845,250
4.125% 2/15/27	110,350,000	109,082,699
4.125% 11/15/32	1,530,767,000	1,504,995,099
4.25% 3/15/27	157,360,000	156,099,891
4.25% 2/28/31	5,350,000	5,318,443
4.375% 5/15/34	12,270,000	12,273,834
4.5% 4/15/27	23,520,000	23,485,087
4.5% 5/31/29	4,730,000	4,762,149
4.5% 11/15/33	355,600,000	358,878,188
4.625% 6/15/27	18,890,000	18,944,604
4.625% 5/31/31	85,640,000	87,031,650
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,005,817,746)		16,363,358,180

U.S. Government Agency - Mortgage Securities - 28.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.4%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.310% 6.438% 5/1/34 (c)(d)	27,531	27,659
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.390% 6.321% 5/1/33 (c)(d)	1,248	1,258
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.420% 5.572% 9/1/33 (c)(d)	70,404	70,752
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (c)(d)	15,701	15,948
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (c)(d)	4,722	4,798
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	2,038	2,071
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.755% 1/1/35 (c)(d)	24,540	24,791
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.316% 2/1/33 (c)(d)	178	179
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 12/1/34 (c)(d)	12,469	12,617
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 3/1/35 (c)(d)	10,436	10,568
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	29,970	30,567
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.174% 10/1/33 (c)(d)	1,989	2,008
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (c)(d)	16,807	17,105
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (c)(d)	2,837	2,870
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.984% 3/1/33 (c)(d)	13,665	13,879
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (c)(d)	3,718	3,801
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.912% 7/1/35 (c)(d)	50,158	51,268
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.967% 5/1/35 (c)(d)	28,833	29,466
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.274% 11/1/36 (c)(d)	87,134	88,760
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 7.061% 5/1/36 (c)(d)	11,648	11,863
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.690% 6.196% 7/1/43 (c)(d)	236,218	241,344
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 7.16% 6/1/42 (c)(d)	24,685	25,231
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 6.736% 3/1/36 (c)(d)	51,891	52,980
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.028% 3/1/40 (c)(d)	30,772	31,518
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 7.393% 5/1/36 (c)(d)	47,607	48,590
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (c)(d)	50,487	51,893
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.325% 7/1/35 (c)(d)	16,873	17,190
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	7,372	7,565
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (c)(d)	67,839	69,461
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.074% 12/1/40 (c)(d)	899,525	925,220
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (c)(d)	10,412	10,670
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	10,969	11,284
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.145% 7/1/41 (c)(d)	14,559	14,963
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.304% 2/1/42 (c)(d)	28,887	29,584
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.297% 2/1/35 (c)(d)	42,726	43,598
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	9,364	9,467
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 7.515% 7/1/37 (c)(d)	73,053	75,153
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 6.418% 9/1/35 (c)(d)	4,322	4,413
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.500% 6.75% 3/1/36 (c)(d)	43,730	44,987
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (c)(d)	14,989	15,138
U.S. TREASURY 1 YEAR INDEX + 2.220% 6.392% 8/1/36 (c)(d)	83,879	84,880
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (c)(d)	22,865	23,176
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.402% 10/1/33 (c)(d)	24,289	24,603
U.S. TREASURY 1 YEAR INDEX + 2.420% 6.851% 5/1/35 (c)(d)	10,544	10,693
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.579% 7/1/34 (c)(d)	24,070	24,406
1.5% 9/1/35 to 9/1/51	245,942,993	198,537,800
2% 2/1/28 to 3/1/52	609,657,152	503,999,334
2.5% 9/1/29 to 5/1/53	612,727,897	519,100,529
3% 12/1/28 to 5/1/52 (e)	399,322,251	351,237,472
3.25% 12/1/41	16,379	14,990
3.4% 7/1/42 to 9/1/42	336,161	306,217
3.5% 10/1/33 to 7/1/53	306,091,862	276,254,014
3.65% 5/1/42 to 8/1/42	100,622	92,942
3.9% 4/1/42	27,103	25,431
4% 3/1/36 to 4/1/52	154,985,803	145,470,223
4.25% 11/1/41	51,709	49,585
4.5% to 4.5% 6/1/25 to 12/1/52	134,503,038	129,282,505
5% 9/1/25 to 12/1/52	83,229,316	81,640,967
5.288% 8/1/41 (c)	608,743	601,032
5.5% 5/1/48 to 11/1/53	73,750,354	73,380,838
6% to 6% 9/1/29 to 6/1/54	185,646,627	186,993,843
6.5% 1/1/26 to 6/1/54	68,698,058	70,693,720
6.715% 2/1/39 (c)	257,441	261,665
7% to 7% 8/1/25 to 7/1/37	278,207	287,020
7.5% to 7.5% 7/1/25 to 11/1/31	198,764	204,088
8% 3/1/37	8,527	8,977
TOTAL FANNIE MAE		2,540,763,427
Freddie Mac - 5.3%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 5.424% 8/1/37 (c)(d)	22,629	22,607
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (c)(d)	11,694	11,767
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (c)(d)	47,511	48,013
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (c)(d)	36,280	36,744
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 7.299% 4/1/35 (c)(d)	48,412	48,841
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (c)(d)	334,558	340,938
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (c)(d)	83,244	85,307
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (c)(d)	153,071	156,441
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 7.381% 5/1/35 (c)(d)	73,231	74,606
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 7.239% 4/1/36 (c)(d)	24,868	25,372
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(d)	14,967	15,350
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.255% 4/1/41 (c)(d)	3,553	3,629
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	11,052	11,370
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.255% 10/1/42 (c)(d)	52,381	53,526
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.213% 5/1/41 (c)(d)	31,641	32,337
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.336% 6/1/41 (c)(d)	29,874	30,612
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.562% 5/1/41 (c)(d)	34,197	35,033
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 6.489% 10/1/36 (c)(d)	59,794	60,651
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6.662% 10/1/35 (c)(d)	29,104	29,525
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 6.936% 4/1/38 (c)(d)	20,724	21,180
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.635% 6/1/37 (c)(d)	13,243	13,482
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	412	418
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.411% 7/1/36 (c)(d)	24,846	25,547
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (c)(d)	29,700	30,508
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 3.000% 8.626% 10/1/35 (c)(d)	10,646	10,953
U.S. TREASURY 1 YEAR INDEX + 2.030% 6.781% 6/1/33 (c)(d)	39,526	39,655
U.S. TREASURY 1 YEAR INDEX + 2.240% 6.371% 1/1/35 (c)(d)	2,233	2,250
U.S. TREASURY 1 YEAR INDEX + 2.260% 7.126% 6/1/33 (c)(d)	75,145	75,644
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.563% 3/1/35 (c)(d)	130,491	132,127
1.5% 7/1/35 to 6/1/51	317,412,228	250,426,860
2% 6/1/35 to 4/1/52	618,694,010	507,000,922
2.5% 10/1/29 to 6/1/52	375,895,273	320,993,827
3% 12/1/30 to 5/1/52	237,524,797	208,447,225
3.5% 12/1/29 to 11/1/52	280,156,435	254,223,379
4% 1/1/36 to 10/1/52 (e)(f)	135,014,174	126,488,959
4% 4/1/48	27,488	25,632
4.5% 6/1/25 to 4/1/53	78,494,699	75,053,330
5% 8/1/33 to 8/1/53	110,639,597	108,222,641
5.5% 10/1/52 to 3/1/54 (g)	154,847,993	153,646,987
6% 7/1/28 to 4/1/54	65,421,061	66,063,494
6.5% 5/1/26 to 1/1/54	34,230,306	35,336,421
7% 3/1/26 to 9/1/36	218,653	226,189
7.5% 7/1/26 to 6/1/32	50,306	52,056
8% 7/1/25 to 4/1/32	8,673	8,866
8.5% 1/1/25 to 1/1/28	2,892	2,952
TOTAL FREDDIE MAC		2,107,694,173
Ginnie Mae - 7.0%
3% 5/15/42 to 5/20/50	15,873,908	13,866,767
3.5% 9/20/40 to 2/20/50	43,738,332	40,189,659
4% 7/15/39 to 5/20/49	48,276,275	45,600,443
4.5% 6/20/33 to 4/20/53	26,661,264	25,873,694
5.5% 7/15/33 to 9/15/39	847,346	862,711
6% to 6% 10/15/30 to 5/15/40	747,661	765,932
7% to 7% 8/15/25 to 11/15/32	648,198	661,188
7.5% to 7.5% 7/15/24 to 9/15/31	67,248	68,176
8% 9/15/24 to 11/15/29	6,857	6,974
8.5% 11/15/27 to 11/15/31	16,892	17,598
2% 8/20/50 to 11/20/52	252,268,491	204,331,119
2% 7/1/54 (h)	130,000,000	105,265,706
2% 7/1/54 (h)	161,350,000	130,650,936
2% 7/1/54 (h)	51,625,000	41,802,631
2% 7/1/54 (h)	16,150,000	13,077,240
2% 7/1/54 (h)	84,550,000	68,463,196
2% 8/1/54 (h)	32,400,000	26,259,500
2% 8/1/54 (h)	194,350,000	157,516,477
2.5% 6/20/51 to 1/20/52	198,591,561	165,252,243
2.5% 7/1/54 (h)	91,500,000	76,950,530
2.5% 7/1/54 (h)	91,500,000	76,950,530
3% 7/1/54 (h)	57,125,000	49,812,229
3% 7/1/54 (h)	69,025,000	60,188,868
3% 7/1/54 (h)	134,350,000	117,151,386
3% 7/1/54 (h)	131,575,000	114,731,624
3% 8/1/54 (h)	200,600,000	174,998,846
3% 8/1/54 (h)	33,450,000	29,181,014
3.5% 7/1/54 (h)	76,400,000	68,666,991
3.5% 7/1/54 (h)	86,800,000	78,014,330
3.5% 8/1/54 (h)	115,825,000	104,151,265
4% 7/1/54 (h)	70,200,000	64,874,319
4% 8/1/54 (h)	70,200,000	65,022,750
4.5% 7/1/54 (h)	36,200,000	34,410,667
5% 12/15/32 to 5/20/54	92,992,229	90,757,265
5% 7/1/54 (h)	37,200,000	36,219,508
5% 7/1/54 (h)	37,200,000	36,219,508
5.5% 7/1/54 (h)	58,200,000	57,743,118
5.5% 7/1/54 (h)	36,100,000	35,816,608
5.5% 7/1/54 (h)	46,800,000	46,432,611
5.5% 7/1/54 (h)	41,300,000	40,975,787
5.5% 8/1/54 (h)	32,550,000	32,279,220
5.5% 8/1/54 (h)	58,200,000	57,715,840
6% 7/1/54 (h)	33,700,000	33,844,812
6% 7/1/54 (h)	27,325,000	27,442,418
6% 7/1/54 (h)	21,875,000	21,968,999
6% 7/1/54 (h)	38,850,000	39,016,942
6% 7/1/54 (h)	2,750,000	2,761,817
6% 8/1/54 (h)	48,800,000	48,977,295
6% 8/1/54 (h)	36,625,000	36,758,062
6% 8/1/54 (h)	19,525,000	19,595,936
6.5% 3/20/31 to 6/15/37	110,925	113,940
TOTAL GINNIE MAE		2,820,277,225
Uniform Mortgage Backed Securities - 9.7%
2% 7/1/39 (h)	2,450,000	2,153,511
2% 7/1/54 (h)	28,700,000	22,446,540
2% 7/1/54 (h)	17,600,000	13,765,125
2% 7/1/54 (h)	29,100,000	22,759,384
2% 7/1/54 (h)	93,250,000	72,931,702
2% 7/1/54 (h)	87,275,000	68,258,598
2% 7/1/54 (h)	431,600,000	337,558,417
2% 7/1/54 (h)	132,950,000	103,981,445
2% 7/1/54 (h)	110,850,000	86,696,827
2% 7/1/54 (h)	83,250,000	65,110,608
2% 7/1/54 (h)	73,200,000	57,250,408
2% 7/1/54 (h)	45,775,000	35,801,058
2% 7/1/54 (h)	108,850,000	85,132,608
2% 8/1/54 (h)	150,850,000	118,099,047
2% 8/1/54 (h)	52,100,000	40,788,600
2% 8/1/54 (h)	52,075,000	40,769,028
2% 8/1/54 (h)	553,650,000	433,447,381
2.5% 7/1/54 (h)	7,900,000	6,452,079
2.5% 7/1/54 (h)	32,625,000	26,645,451
2.5% 7/1/54 (h)	35,625,000	29,095,607
2.5% 7/1/54 (h)	17,100,000	13,965,891
2.5% 7/1/54 (h)	43,600,000	35,608,940
2.5% 7/1/54 (h)	5,375,000	4,389,864
2.5% 7/1/54 (h)	27,225,000	22,235,169
2.5% 7/1/54 (h)	7,600,000	6,207,063
2.5% 7/1/54 (h)	8,775,000	7,166,707
2.5% 7/1/54 (h)	29,200,000	23,848,189
2.5% 7/1/54 (h)	198,100,000	161,791,994
2.5% 7/1/54 (h)	52,250,000	42,673,557
2.5% 7/1/54 (h)	52,000,000	42,469,378
2.5% 7/1/54 (h)	43,850,000	35,813,119
2.5% 7/1/54 (h)	19,375,000	15,823,927
2.5% 8/1/54 (h)	4,550,000	3,719,447
2.5% 8/1/54 (h)	7,700,000	6,294,449
2.5% 8/1/54 (h)	228,150,000	186,503,704
3% 7/1/54 (h)	2,000,000	1,701,876
3% 7/1/54 (h)	6,900,000	5,871,472
3% 7/1/54 (h)	13,500,000	11,487,663
3% 7/1/54 (h)	120,250,000	102,325,295
3% 7/1/54 (h)	94,550,000	80,456,188
3% 7/1/54 (h)	67,200,000	57,183,034
3% 8/1/54 (h)	66,250,000	56,416,049
3% 8/1/54 (h)	116,100,000	98,866,464
3.5% 7/1/54 (h)	41,325,000	36,575,832
3.5% 7/1/54 (h)	5,900,000	5,221,958
3.5% 7/1/54 (h)	30,075,000	26,618,709
3.5% 7/1/54 (h)	4,200,000	3,717,326
3.5% 7/1/54 (h)	51,150,000	45,271,719
3.5% 7/1/54 (h)	25,075,000	22,193,321
3.5% 7/1/54 (h)	30,075,000	26,618,709
3.5% 7/1/54 (h)	5,900,000	5,221,958
4% 7/1/54 (h)	46,450,000	42,494,495
4% 7/1/54 (h)	61,650,000	56,400,120
4% 7/1/54 (h)	40,400,000	36,959,690
4% 8/1/54 (h)	46,450,000	42,516,266
5.5% 7/1/54 (h)	111,700,000	110,168,481
5.5% 7/1/54 (h)	25,200,000	24,854,483
5.5% 7/1/54 (h)	21,200,000	20,909,327
5.5% 7/1/54 (h)	58,200,000	57,402,020
6% 7/1/54 (h)	155,700,000	156,138,000
6% 7/1/54 (h)	54,500,000	54,653,314
6% 7/1/54 (h)	84,500,000	84,737,707
6% 7/1/54 (h)	71,725,000	71,926,770
6% 7/1/54 (h)	37,900,000	38,006,616
6% 8/1/54 (h)	177,950,000	178,429,735
6.5% 7/1/54 (h)	27,000,000	27,478,813
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,866,478,232
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,816,717,586)		11,335,213,057

Asset-Backed Securities - 8.6%
	Principal Amount (a)	Value ($)
Aaset 2024-1 U.S. Ltd. / Aaset 20 Series 2024-1A:
Class A1, 6.261% 5/16/49 (b)	22,415,000	22,432,932
Class A2, 6.261% 5/16/49 (b)	20,487,000	20,513,633
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	9,835,840	7,052,214
Series 2019-1 Class A, 3.844% 5/15/39 (b)	2,468,994	2,333,268
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	15,909,892	15,114,690
Class B, 4.458% 10/16/39 (b)	4,664,187	2,425,420
Series 2021-1A Class A, 2.95% 11/16/41 (b)	19,595,373	18,059,684
Series 2021-2A Class A, 2.798% 1/15/47 (b)	40,623,127	36,325,542
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	26,859,842	26,813,691
Affirm Asset Securitization Trust:
Series 2023-X1 Class A, 7.11% 11/15/28 (b)	4,799,814	4,815,143
Series 2024-A Class 1A, 5.61% 2/15/29 (b)	20,700,000	20,668,029
Series 2024-X1 Class A, 6.27% 5/15/29 (b)	13,500,857	13,517,302
Aimco Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.8277% 4/16/37 (b)(c)(d)	35,255,000	35,465,508
Aimco Clo 21 Ltd. / Aimco Clo 2 Series 2024-21A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8251% 4/18/37 (b)(c)(d)	24,647,000	24,652,743
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(c)(d)	55,620,000	55,731,073
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7087% 10/17/34 (b)(c)(d)	17,910,000	17,924,919
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5762% 4/20/34 (b)(c)(d)	46,919,000	46,937,392
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8246% 7/20/35 (b)(c)(d)	25,047,000	25,081,064
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7262% 7/20/34 (b)(c)(d)	21,007,000	21,025,780
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	18,910,000	18,863,400
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	19,110,000	19,025,035
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	5,168,427	4,754,810
Class B, 4.335% 1/16/40 (b)	1,196,541	725,095
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(c)(d)	36,024,000	36,036,608
Ares Ln Funding V Ltd. Series 2024-ALF5A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8235% 7/25/37 (b)(c)(d)	32,417,000	32,425,915
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7202% 7/15/34 (b)(c)(d)	26,517,000	26,565,075
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6586% 1/15/35 (b)(c)(d)	37,068,000	37,084,088
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6602% 4/15/34 (b)(c)(d)	29,947,000	29,947,000
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/33 (b)	8,378,000	8,383,710
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/36 (b)(c)(d)	17,946,000	17,959,226
Barings CLO Ltd. Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8062% 1/20/32 (b)(c)(d)	26,572,067	26,604,140
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(c)(d)	42,652,000	43,088,287
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6171% 1/17/35 (b)(c)(d)	38,048,000	37,953,869
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7202% 1/15/35 (b)(c)(d)	27,114,000	27,146,944
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	19,112,549	18,924,672
Series 2021-1A Class A, 2.443% 7/15/46 (b)	28,217,799	25,244,490
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	7,012,000	7,032,882
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5802% 4/15/29 (b)(c)(d)	15,708,955	15,718,207
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	21,500,000	21,210,219
Carlyle U.S. CLO Ltd. Series 2024-11A Class A1R, CME Term SOFR 3 Month Index + 1.410% 0% 7/25/37 (b)(c)(d)	38,098,000	38,098,000
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	13,392,000	13,463,978
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	17,076,000	17,280,410
Carmax Select Receivables Trust Series 2024-A:
Class A2A, 5.78% 9/15/27	5,979,000	5,979,167
Class A3, 5.4% 11/15/28	4,752,000	4,752,346
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	19,587,532	17,633,782
Class B, 5.095% 4/15/39 (b)	10,307,675	7,004,177
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	5,214,670	4,862,899
Series 2021-1A Class A, 3.474% 1/15/46 (b)	3,654,378	3,437,444
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 Month Index + 1.550% 6.837% 4/23/37 (b)(c)(d)	60,600,000	60,915,241
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6862% 10/20/32 (b)(c)(d)	21,787,000	21,803,754
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(c)(d)	16,882,000	16,907,120
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6446% 4/20/35 (b)(c)(d)	35,314,000	35,340,980
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1746% 7/20/36 (b)(c)(d)	25,314,000	25,437,431
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6362% 4/20/34 (b)(c)(d)	26,059,000	26,063,456
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	8,290,544	8,131,297
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	17,651,000	17,639,154
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	9,591,142	9,647,285
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	13,274,146	13,268,383
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	9,000,000	8,997,557
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	5,050,211	5,043,532
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7562% 10/20/34 (b)(c)(d)	27,352,000	27,397,131
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7862% 4/20/34 (b)(c)(d)	28,400,000	28,431,609
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8962% 1/20/34 (b)(c)(d)	37,850,000	37,877,744
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	35,880,938	34,070,457
Series 2021-1A Class A23, 2.791% 11/20/51 (b)	11,925,225	9,876,654
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28	7,800,000	7,682,453
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	4,299,058	4,304,789
Class A3, 5.64% 2/22/28 (b)	7,444,000	7,484,046
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)	7,200,000	7,127,713
Series 2024-1A Class A3, 5.3% 7/20/29 (b)	5,815,000	5,835,546
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (b)	20,812,800	18,972,324
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6246% 4/20/35 (b)(c)(d)	19,817,000	19,847,142
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(c)(d)	18,048,000	18,060,724
Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(c)(d)	31,605,000	31,649,247
Dryden Senior Loan Fund:
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/35 (b)(c)(d)	23,913,000	23,938,467
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7174% 2/20/35 (b)(c)(d)	14,569,000	14,576,124
Series 2024-78A Class A1R, CME Term SOFR 3 Month Index + 1.530% 6.8471% 4/17/37 (b)(c)(d)	12,000,000	12,045,984
Series 2024-85A Class A1R2, CME Term SOFR 3 Month Index + 1.380% 0% 7/15/37 (b)(c)(d)	30,259,000	30,259,000
Eaton Vance CLO, Ltd.:
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 1/15/35 (b)(c)(d)	32,919,000	32,966,864
Series 2024-1A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8399% 7/15/37 (b)(c)(d)	30,522,000	30,502,557
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8402% 1/15/34 (b)(c)(d)	6,000,000	6,007,278
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	10,500,000	10,527,820
Class A3, 5.61% 4/20/28 (b)	10,500,000	10,585,589
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	27,183,000	27,489,409
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6982% 7/19/34 (b)(c)(d)	19,090,000	19,127,550
Class AR, 3 month U.S. LIBOR + 1.080% 6.6683% 11/16/34 (b)(c)(d)	27,750,000	27,750,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6613% 5/20/36 (b)(c)(d)	55,130,000	55,214,404
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	31,100,000	30,891,493
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	15,500,000	15,558,829
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	3,977,791	3,976,009
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	15,130,000	15,177,915
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	23,205,000	22,948,931
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	7,660,000	7,654,462
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)	16,913,000	16,853,825
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	9,415,377	8,564,114
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	9,731,341	8,898,027
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/31 (b)	6,400,000	6,396,416
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)	22,900,000	22,949,888
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/29	19,744,000	19,671,792
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/22/34 (b)(c)(d)	19,246,000	19,271,328
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8694% 4/15/37 (b)(c)(d)	28,432,000	28,584,509
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 6.8292% 7/20/37 (b)(c)(d)	24,935,000	24,931,509
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6586% 4/15/35 (b)(c)(d)	46,050,000	46,059,026
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/28 (b)	12,800,000	12,791,969
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, CME Term SOFR 1 Month Index + 1.230% 6.5847% 7/25/33 (c)(d)	476,696	468,304
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7282% 4/19/34 (b)(c)(d)	30,470,000	30,521,738
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6862% 1/22/35 (b)(c)(d)	32,026,000	32,027,441
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7102% 7/15/34 (b)(c)(d)	27,800,000	27,816,680
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7862% 1/22/31 (b)(c)(d)	7,913,000	7,894,586
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class A1, CME Term SOFR 3 Month Index + 1.510% 6.8002% 4/25/37 (b)(c)(d)	36,634,000	36,708,184
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1246% 4/22/36 (b)(c)(d)	17,468,000	17,575,708
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7262% 10/20/34 (b)(c)(d)	6,442,000	6,445,221
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(c)(d)	32,900,000	32,917,503
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6062% 4/20/34 (b)(c)(d)	25,147,000	25,160,026
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7152% 1/25/35 (b)(c)(d)	23,616,000	23,626,249
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5802% 1/15/34 (b)(c)(d)	25,048,767	25,065,675
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	7,004,000	7,006,310
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	19,400,000	19,456,113
Merchants Fleet Funding LLC:
Series 2023-1A Class A, 7.21% 5/20/36 (b)	13,299,902	13,418,694
Series 2024-1A Class A, 5.82% 4/20/37 (b)	15,200,000	15,221,736
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6562% 10/20/30 (b)(c)(d)	24,782,572	24,801,159
Neuberger Berman Loan Advisers Series 2024-25A Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.723% 7/18/38 (b)(c)(d)	28,786,000	28,786,000
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	18,500,000	18,429,201
Oak Hill Credit Partners Series 2024-18A:
Class A1, 6.7917% 4/20/37 (b)(c)	41,264,000	41,542,119
Class A2, CME Term SOFR 3 Month Index + 1.650% 6.9417% 4/20/37 (b)(c)(d)	2,187,000	2,197,294
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.7047% 1/25/36 (c)(d)	343,573	338,942
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/20/34 (b)(c)(d)	26,956,000	26,978,400
PK ALIFT Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/39 (b)	6,780,000	6,781,356
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	21,970,730	20,069,585
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	32,161,705	30,186,986
Class A2II, 4.008% 12/5/51 (b)	20,004,538	17,570,543
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	16,749,921	15,180,956
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	7,864,243	7,506,475
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7062% 4/20/34 (b)(c)(d)	35,857,000	35,893,574
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6686% 1/15/37 (b)(c)(d)	38,243,000	38,261,892
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	16,611,430	15,243,312
Class B, 4.335% 3/15/40 (b)	1,820,368	1,424,729
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	28,285,000	27,788,205
1.884% 7/15/50 (b)	10,516,000	9,889,667
2.328% 7/15/52 (b)	8,041,000	7,219,224
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	15,300,000	15,338,847
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	7,205,342	7,211,927
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (b)	10,479,000	10,507,034
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	9,554,500	8,333,244
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	26,198,000	26,700,771
Class A2I, 6.028% 7/30/54 (b)	50,249,000	50,692,292
Class A2II, 6.268% 7/30/54 (b)	29,873,000	30,275,273
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6464% 4/23/35 (b)(c)(d)	39,612,000	39,683,460
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(c)(d)	25,363,000	25,492,580
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5493% 4/16/31 (b)(c)(d)	13,748,755	13,751,464
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6502% 7/15/32 (b)(c)(d)	3,663,000	3,665,509
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5682% 4/19/34 (b)(c)(d)	15,000,000	15,015,405
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6662% 4/20/33 (b)(c)(d)	30,228,000	30,254,782
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3197% 9/25/34 (c)(d)	48,979	49,297
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	7,998,000	7,981,309
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	17,400,000	17,437,208
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	24,638,416	22,290,636
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	23,709,067	20,746,145
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	18,007,000	17,930,526
Series 2024-A Class A3, 5.25% 4/20/27 (b)	18,300,000	18,297,449
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1235% 4/6/42 (b)(c)(d)	3,641,000	2,591,649
Upstart Securitization Trust Series 2022-1 Class A, 3.12% 3/20/32 (b)	1,472,831	1,465,899
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	11,770,000	11,757,099
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(c)(d)	32,560,000	32,913,276
Voya Clo Ltd. Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8461% 4/15/37 (b)(c)(d)	24,125,000	24,139,137
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7482% 7/19/34 (b)(c)(d)	21,162,000	21,171,777
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(c)(d)	36,484,000	36,494,763
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7393% 7/16/34 (b)(c)(d)	17,721,000	17,752,012
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	41,600,000	41,929,713
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	14,400,000	14,402,441
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	13,912,084	14,695,752
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	19,065,000	18,874,605
Series 2023-C Class A3, 5.15% 11/15/28	9,413,000	9,381,093
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	8,837,985	8,834,761
TOTAL ASSET-BACKED SECURITIES (Cost $3,473,503,389)		3,439,558,681

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.4%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (b)	2,909,522	2,812,894
Series 2021-E Class A1, 1.74% 12/25/60 (b)	9,543,056	8,118,873
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	12,107,326	10,955,117
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	3,419,048	3,377,818
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	13,920,929	12,418,679
Cascade Funding Mortgage Trust Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	2,197,432	2,132,535
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c)	15,098,391	14,461,665
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	8,924,752	8,726,488
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (b)	4,948,980	4,700,597
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	7,876,898	7,197,943
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	7,819,946	7,402,814
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	11,752,861	10,611,116
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	6,080,769	5,564,153
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	2,915,906	2,813,048
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	2,495,071	2,385,163
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	5,277,124	4,681,793
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (b)	10,747,947	9,998,350
Prmi Securitization Trust 2024-Cm floater Series 2024-CMG1 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.7858% 7/25/54 (b)(c)(d)	10,500,000	10,465,420
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(c)	12,169,574	11,518,476
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	401,504	399,733
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	3,704,159	3,490,366
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5772% 7/20/34 (c)(d)	9,374	8,537
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0997% 9/25/43 (c)(d)	571,339	542,111
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	17,342,032	16,029,101
TOTAL PRIVATE SPONSOR		160,812,790
U.S. Government Agency - 1.0%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2498% 2/25/32 (c)(d)	5,413	5,424
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4475% 3/18/32 (c)(d)	9,939	10,014
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4498% 4/25/32 (c)(d)	10,726	10,803
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4498% 10/25/32 (c)(d)	13,371	13,468
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1998% 1/25/32 (c)(d)	5,010	5,014
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6502% 12/25/33 (c)(i)(j)	199,719	25,919
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2302% 11/25/36 (c)(i)(j)	146,491	12,709
Series 2012-154 Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7498% 1/25/43 (c)(d)	619,557	602,935
Series 2017-36 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7998% 5/25/47 (c)(d)	1,266,013	1,221,242
Series 2018-32 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7498% 5/25/48 (c)(d)	699,042	671,794
Series 2018-38 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7498% 6/25/48 (c)(d)	1,648,650	1,580,780
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	42,758	43,055
Series 1999-32 Class PL, 6% 7/25/29	60,091	60,261
Series 1999-33 Class PK, 6% 7/25/29	43,439	43,543
Series 1999-57 Class PH, 6.5% 12/25/29	132,381	132,573
Series 2001-52 Class YZ, 6.5% 10/25/31	7,252	7,360
Series 2005-102 Class CO 11/25/35 (k)	28,316	23,906
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.3804% 8/25/35 (c)(d)(j)	6,084	6,035
Series 2005-81 Class PC, 5.5% 9/25/35	94,351	94,934
Series 2006-12 Class BO 10/25/35 (k)	135,072	117,026
Series 2006-15 Class OP 3/25/36 (k)	198,278	164,261
Series 2006-37 Class OW 5/25/36 (k)	18,704	14,772
Series 2006-45 Class OP 6/25/36 (k)	61,256	49,537
Series 2006-62 Class KP 4/25/36 (k)	97,082	78,946
Series 2012-149:
Class DA, 1.75% 1/25/43	240,720	218,666
Class GA, 1.75% 6/25/42	284,547	257,079
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	7,121	7,262
Series 1999-25 Class Z, 6% 6/25/29	47,359	47,039
Series 2001-20 Class Z, 6% 5/25/31	56,559	56,817
Series 2001-31 Class ZC, 6.5% 7/25/31	25,448	25,508
Series 2002-16 Class ZD, 6.5% 4/25/32	25,544	25,964
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1002% 11/25/32 (c)(i)(j)	27,920	583
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	19,453	279
Series 2020-101 Class BA, 1.5% 9/25/45	6,091,946	5,165,322
Series 2020-43 Class MA, 2% 1/25/45	4,593,018	4,116,840
Series 2020-49 Class JA, 2% 8/25/44	2,172,410	1,960,837
Series 2020-56 Class AH, 2% 5/25/45	3,646,880	3,322,203
Series 2020-80 Class BA, 1.5% 3/25/45	8,442,992	7,196,195
Series 2021-68 Class A, 2% 7/25/49	4,575,843	3,556,313
Series 2021-85 Class L, 2.5% 8/25/48	2,496,160	2,147,883
Series 2021-95:
Class 0, 2.5% 9/25/48	7,918,253	6,833,244
Class BA, 2.5% 6/25/49	12,025,403	10,341,925
Series 2021-96 Class HA, 2.5% 2/25/50	4,008,401	3,443,812
Series 2022-1 Class KA, 3% 5/25/48	3,946,308	3,524,246
Series 2022-11 Class B, 3% 6/25/49	4,705,918	4,239,399
Series 2022-13:
Class HA, 3% 8/25/46	3,805,231	3,473,932
Class JA, 3% 5/25/48	3,418,705	3,090,734
Series 2022-15 Class GC, 3% 1/25/47	5,521,458	5,033,332
Series 2022-17 Class BH, 3% 5/25/47	6,043,191	5,543,752
Series 2022-3:
Class D, 2% 2/25/48	11,424,518	9,956,017
Class N, 2% 10/25/47	31,826,520	27,305,738
Series 2022-30 Class E, 4.5% 7/25/48	11,345,428	10,936,086
Series 2022-4 Class B, 2.5% 5/25/49	2,925,777	2,520,782
Series 2022-42 Class BA, 4% 6/25/50	12,183,907	11,521,127
Series 2022-49 Class TC, 4% 12/25/48	3,628,289	3,431,197
Series 2022-5:
Class 0, 2.5% 6/25/48	4,197,980	3,664,928
Class BA, 2.5% 12/25/49	4,562,009	3,852,060
Class DA, 2.25% 11/25/47	12,477,007	10,895,190
Series 2022-7:
Class A, 3% 5/25/48	5,623,493	5,022,168
Class E, 2.5% 11/25/47	11,575,767	10,237,307
Series 2022-9 Class BA, 3% 5/25/48	2,570,650	2,295,580
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1902% 12/25/36 (c)(i)(j)	98,013	8,669
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9902% 5/25/37 (c)(i)(j)	49,461	4,825
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6502% 3/25/33 (c)(i)(j)	10,612	982
Series 2005-72 Class ZC, 5.5% 8/25/35	801,017	795,273
Series 2005-79 Class ZC, 5.9% 9/25/35	480,255	479,727
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.921% 6/25/37 (c)(d)(j)	41,454	47,596
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.901% 7/25/37 (c)(d)(j)	63,055	72,520
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.901% 7/25/37 (c)(d)(j)	14,039	14,788
Series 2010-135 Class ZA, 4.5% 12/25/40	204,846	199,961
Series 2010-150 Class ZC, 4.75% 1/25/41	1,875,822	1,825,681
Series 2010-95 Class ZC, 5% 9/25/40	3,922,001	3,869,342
Series 2011-39 Class ZA, 6% 11/25/32	232,744	237,378
Series 2011-4 Class PZ, 5% 2/25/41	623,304	591,192
Series 2011-67 Class AI, 4% 7/25/26 (i)	7,950	136
Series 2012-100 Class WI, 3% 9/25/27 (i)	495,075	15,289
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1002% 6/25/41 (c)(i)(j)	22,365	79
Series 2013-133 Class IB, 3% 4/25/32 (i)	129,290	1,756
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6002% 1/25/44 (c)(i)(j)	237,438	21,775
Series 2013-51 Class GI, 3% 10/25/32 (i)	189,043	9,091
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2702% 6/25/35 (c)(i)(j)	261,139	16,903
Series 2015-42 Class IL, 6% 6/25/45 (i)	1,354,803	215,787
Series 2015-70 Class JC, 3% 10/25/45	1,534,844	1,430,931
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	763,729	122,936
Series 2019-82 Class PI, 4% 6/25/49 (i)	6,062,815	1,069,089
Series 2020-45 Class JL, 3% 7/25/40	134,101	119,491
Series 2021-59 Class H, 2% 6/25/48	2,578,078	2,059,672
Series 2021-66:
Class DA, 2% 1/25/48	2,761,275	2,217,495
Class DM, 2% 1/25/48	2,934,444	2,356,561
Series 2022-28 Class A, 2.5% 2/25/52	14,211,423	13,019,862
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	50,139	7,559
Series 343 Class 16, 5.5% 5/25/34 (i)	46,963	7,134
Series 348 Class 14, 6.5% 8/25/34 (c)(i)	30,605	5,627
Series 351:
Class 12, 5.5% 4/25/34 (c)(i)	17,697	2,797
Class 13, 6% 3/25/34 (i)	29,207	5,067
Series 359 Class 19, 6% 7/25/35 (c)(i)	15,825	2,867
Series 384 Class 6, 5% 7/25/37 (i)	196,274	32,127
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2475% 1/15/32 (c)(d)	3,912	3,919
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3475% 3/15/32 (c)(d)	5,713	5,738
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4475% 3/15/32 (c)(d)	5,430	5,467
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3475% 6/15/31 (c)(d)	9,283	9,307
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3475% 3/15/32 (c)(d)	3,313	3,323
Series 4709 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7975% 8/15/47 (c)(d)	645,296	622,773
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	56,566	56,819
Series 2101 Class PD, 6% 11/15/28	5,413	5,433
Series 2121 Class MG, 6% 2/15/29	24,449	24,568
Series 2131 Class BG, 6% 3/15/29	172,610	173,526
Series 2137 Class PG, 6% 3/15/29	28,619	28,762
Series 2154 Class PT, 6% 5/15/29	44,442	44,672
Series 2162 Class PH, 6% 6/15/29	8,660	8,731
Series 2520 Class BE, 6% 11/15/32	97,636	98,870
Series 2693 Class MD, 5.5% 10/15/33	216,459	215,163
Series 2802 Class OB, 6% 5/15/34	61,220	61,641
Series 3002 Class NE, 5% 7/15/35	229,674	227,643
Series 3110 Class OP 9/15/35 (k)	34,542	32,850
Series 3119 Class PO 2/15/36 (k)	231,311	184,343
Series 3121 Class KO 3/15/36 (k)	33,828	28,473
Series 3123 Class LO 3/15/36 (k)	128,817	103,595
Series 3145 Class GO 4/15/36 (k)	138,472	112,111
Series 3189 Class PD, 6% 7/15/36	218,868	224,472
Series 3225 Class EO 10/15/36 (k)	69,960	55,770
Series 3258 Class PM, 5.5% 12/15/36	73,950	74,602
Series 3415 Class PC, 5% 12/15/37	96,355	95,325
Series 3832 Class PE, 5% 3/15/41	921,810	913,806
Series 4135 Class AB, 1.75% 6/15/42	219,857	199,711
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	4,369,359	3,946,492
Series 2020-5018:
Class LC, 3% 10/25/40	903,752	807,236
Class LY, 3% 10/25/40	687,198	613,660
Series 2020-5066 Class A, 1.5% 11/25/44	2,807,584	2,424,532
Series 2021-5169 Class TP, 2.5% 6/25/49	3,189,788	2,740,080
Series 2021-5175 Class CB, 2.5% 4/25/50	14,469,787	12,402,614
Series 2021-5180 Class KA, 2.5% 10/25/47	2,875,442	2,532,380
Series 2022-5189:
Class DA, 2.5% 5/25/49	3,022,466	2,566,742
Class TP, 2.5% 5/25/49	2,919,846	2,520,075
Series 2022-5190:
Class BA, 2.5% 11/25/47	2,916,755	2,566,037
Class CA, 2.5% 5/25/49	2,444,349	2,109,337
Series 2022-5191 Class CA, 2.5% 4/25/50	3,385,885	2,883,960
Series 2022-5197:
Class A, 2.5% 6/25/49	2,444,356	2,109,337
Class DA, 2.5% 11/25/47	2,214,337	1,950,515
Series 2022-5198 Class BA, 2.5% 11/25/47	10,864,691	9,599,982
Series 2022-5202:
Class AG, 3% 1/25/49	2,660,467	2,377,690
Class LB, 2.5% 10/25/47	2,371,521	2,070,657
Class UA, 3% 4/25/50	4,232,543	3,772,007
Series 2022-5210 Class TA, 3.5% 11/25/46	3,584,980	3,295,338
Series 2135 Class JE, 6% 3/15/29	9,208	9,304
Series 2274 Class ZM, 6.5% 1/15/31	17,114	17,156
Series 2281 Class ZB, 6% 3/15/30	30,265	30,590
Series 2303 Class ZV, 6% 4/15/31	15,725	15,937
Series 2357 Class ZB, 6.5% 9/15/31	152,474	154,202
Series 2502 Class ZC, 6% 9/15/32	37,829	38,302
Series 2519 Class ZD, 5.5% 11/15/32	55,855	56,018
Series 2998 Class LY, 5.5% 7/15/25	3,597	3,585
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1525% 2/15/36 (c)(i)(j)	71,831	5,672
Series 2013-4281 Class AI, 4% 12/15/28 (i)	9,459	78
Series 2017-4683 Class LM, 3% 5/15/47	1,932,739	1,816,572
Series 2017-4720 Class IO, 4% 9/15/47 (i)	7,691,223	1,600,233
Series 2018-4765 Class IB, 4% 3/15/48 (i)	6,910,339	1,431,884
Series 2020-5041 Class LB, 3% 11/25/40	1,540,322	1,376,779
Series 2021-5083 Class VA, 1% 8/15/38	11,354,840	10,591,227
Series 2021-5176 Class AG, 2% 1/25/47	10,841,051	9,231,208
Series 2021-5182 Class A, 2.5% 10/25/48	18,821,333	16,225,336
Series 2022-5236 Class P, 5% 4/25/48	4,738,408	4,665,597
Series 2022-5266 Class CD, 4.5% 10/25/44	10,876,637	10,575,544
Series 2933 Class ZM, 5.75% 2/15/35	1,040,992	1,055,753
Series 2947 Class XZ, 6% 3/15/35	419,113	426,262
Series 2996 Class ZD, 5.5% 6/15/35	700,087	704,787
Series 3237 Class C, 5.5% 11/15/36	930,253	936,964
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2125% 11/15/36 (c)(i)(j)	306,795	25,475
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1325% 6/15/37 (c)(i)(j)	204,847	20,163
Series 3949 Class MK, 4.5% 10/15/34	159,072	155,425
Series 4055 Class BI, 3.5% 5/15/31 (i)	54,168	232
Series 4149 Class IO, 3% 1/15/33 (i)	103,759	7,408
Series 4314 Class AI, 5% 3/15/34 (i)	15,554	237
Series 4427 Class LI, 3.5% 2/15/34 (i)	636,182	29,388
Series 4471 Class PA 4% 12/15/40	576,289	560,283
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6975% 5/15/37 (c)(d)	243,406	237,145
Series 2156 Class TC, 6.25% 5/15/29	10,446	10,440
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	19,105	19,238
Series 2056 Class Z, 6% 5/15/28	45,734	46,112
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7475% 5/15/48 (c)(d)	1,126,006	1,079,026
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	3,141,961	2,705,806
Class GC, 2% 11/25/47	2,304,084	1,984,654
Series 2021-5164 Class M, 2.5% 7/25/48	3,202,378	2,759,242
Series 4386 Class AZ, 4.5% 11/15/40	2,254,147	2,154,068
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2467% 6/16/37 (c)(i)(j)	126,853	11,129
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9923% 3/20/60 (c)(d)(l)	735,152	734,720
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7723% 7/20/60 (c)(d)(l)	186,788	186,238
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7373% 9/20/60 (c)(d)(l)	168,361	167,668
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7373% 8/20/60 (c)(d)(l)	167,724	167,139
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8173% 12/20/60 (c)(d)(l)	432,855	431,706
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9373% 12/20/60 (c)(d)(l)	293,779	293,427
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9373% 2/20/61 (c)(d)(l)	286,908	286,503
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9273% 2/20/61 (c)(d)(l)	409,798	409,182
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9373% 4/20/61 (c)(d)(l)	347,456	347,075
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9373% 5/20/61 (c)(d)(l)	332,994	332,501
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9373% 5/20/61 (c)(d)(l)	373,783	373,390
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9673% 6/20/61 (c)(d)(l)	404,348	404,056
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9873% 9/20/61 (c)(d)(l)	1,135,778	1,135,183
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0373% 10/20/61 (c)(d)(l)	421,155	421,176
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8532% 8/20/42 (c)(d)	601,901	587,877
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1373% 11/20/61 (c)(d)(l)	454,198	454,825
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1373% 1/20/62 (c)(d)(l)	226,352	226,672
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0673% 1/20/62 (c)(d)(l)	439,423	439,630
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0673% 3/20/62 (c)(d)(l)	220,627	220,562
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0873% 5/20/61 (c)(d)(l)	13,563	13,477
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9573% 10/20/62 (c)(d)(l)	10,983	10,972
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.7973% 3/20/63 (c)(d)(l)	14,407	14,363
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0373% 1/20/64 (c)(d)(l)	225,391	225,403
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0373% 12/20/63 (c)(d)(l)	440,945	440,943
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9373% 6/20/64 (c)(d)(l)	287,516	287,177
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7173% 5/20/63 (c)(d)(l)	9,845	9,692
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6373% 4/20/63 (c)(d)(l)	11,649	11,514
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8373% 12/20/62 (c)(d)(l)	36,375	35,904
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9532% 10/20/49 (c)(d)	1,550,722	1,507,427
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.9032% 2/20/49 (c)(d)	3,150,041	3,079,377
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	36,720	2,054
Series 2016-69 Class WA, 3% 2/20/46	637,767	578,793
Series 2017-134 Class BA, 2.5% 11/20/46	336,802	298,416
Series 2017-153 Class GA, 3% 9/20/47	2,922,689	2,587,174
Series 2017-182 Class KA, 3% 10/20/47	2,328,214	2,076,830
Series 2018-13 Class Q, 3% 4/20/47	2,853,211	2,605,123
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	344,325	335,253
Series 2010-160 Class DY, 4% 12/20/40	2,788,204	2,656,516
Series 2010-170 Class B, 4% 12/20/40	615,528	585,791
Series 2017-139 Class BA, 3% 9/20/47	6,625,114	5,850,707
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0567% 5/16/34 (c)(i)(j)	71,289	4,016
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7567% 8/17/34 (c)(i)(j)	68,100	5,407
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.5401% 6/16/37 (c)(d)(j)	2,462	2,670
Series 2010-116 Class QB, 4% 9/16/40	203,803	191,884
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7723% 5/20/60 (c)(d)(l)	567,205	565,755
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6469% 7/20/41 (c)(i)(j)	256,714	20,999
Series 2013-149 Class MA, 2.5% 5/20/40	1,589,492	1,531,536
Series 2014-2 Class BA, 3% 1/20/44	5,509,292	4,941,154
Series 2014-21 Class HA, 3% 2/20/44	2,058,422	1,861,970
Series 2014-25 Class HC, 3% 2/20/44	3,509,557	3,136,199
Series 2014-5 Class A, 3% 1/20/44	2,879,844	2,582,821
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	15,997	15,271
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.68% 5/20/66 (c)(d)(l)	1,012,431	1,008,485
Series 2017-186 Class HK, 3% 11/16/45	3,002,670	2,718,920
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.53% 8/20/66 (c)(d)(l)	1,590,058	1,581,951
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3047% 5/20/65 (c)(l)	80,765	78,450
TOTAL U.S. GOVERNMENT AGENCY		401,916,091
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $581,386,963)		562,728,881

Commercial Mortgage Securities - 5.5%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.479% 1/15/39 (b)(c)(d)	20,613,000	20,413,312
Class B, CME Term SOFR 1 Month Index + 1.550% 6.879% 1/15/39 (b)(c)(d)	3,893,000	3,838,255
Class C, CME Term SOFR 1 Month Index + 2.150% 7.479% 1/15/39 (b)(c)(d)	2,780,000	2,734,825
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,000,000	36,477,363
Class ANM, 3.112% 11/5/32 (b)	17,278,000	15,830,964
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	3,878,000	3,339,927
Class CNM, 3.8425% 11/5/32 (b)(c)	1,604,000	1,152,875
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	4,324,000	4,062,467
Series 2018-BN10:
Class A4, 3.428% 2/15/61	10,090,573	9,532,565
Class A5, 3.688% 2/15/61	20,569,000	19,413,730
Series 2018-BN14 Class A4, 4.231% 9/15/60	30,445,000	29,120,128
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	2,506,375
Series 2019-BN23 Class ASB, 2.846% 12/15/52	2,200,000	2,060,439
Series 2021-BN34 Class A4, 2.156% 6/15/63	5,000,000	4,030,011
Series 2021-BN35 Class ASB, 2.067% 6/15/64	7,200,000	6,301,838
Series 2023-5YR1 Class A3, 6.26% 4/15/56	8,800,000	9,011,229
Series 2020-BN25 Class XB, 0.5319% 1/15/63 (c)(i)	31,293,000	660,467
Series 2021-BN33 Class XA, 1.1643% 5/15/64 (c)(i)	14,091,804	687,290
BANK Trust sequential payer Series 2017-BNK5 Class ASB, 3.179% 6/15/60	11,075,035	10,704,144
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	8,000,000	8,365,938
BBCMS Mortgage Trust sequential payer Series 2023-C21 Class A3, 6.5063% 9/15/56 (c)	17,797,000	18,731,437
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	6,200,000	6,400,241
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	3,085,690
Series 2019-B14 Class XA, 0.8935% 12/15/62 (c)(i)	107,675,007	2,533,948
Series 2020-B17 Class XA, 1.535% 3/15/53 (c)(i)	109,339,869	4,956,606
Series 2020-B18 Class XA, 1.908% 7/15/53 (c)(i)	49,283,354	2,898,630
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.671% 3/15/41 (b)(c)(d)	16,705,000	16,579,713
BMO Mortgage Trust sequential payer:
Series 2022-C3 Class ASB, 5.5033% 9/15/54 (c)	6,607,000	6,696,983
Series 2023-5C1 Class A3, 6.534% 8/15/56	4,200,000	4,351,772
BMP floater Series 2024-MF23:
Class A, CME Term SOFR 1 Month Index + 1.370% 6.7008% 6/15/41 (b)(c)(d)	22,372,000	22,218,193
Class B, CME Term SOFR 1 Month Index + 1.640% 6.9704% 6/15/41 (b)(c)(d)	11,045,000	10,976,054
Class C, CME Term SOFR 1 Month Index + 1.840% 7.1701% 6/15/41 (b)(c)(d)	7,810,000	7,751,387
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2268% 4/15/37 (b)(c)(d)	76,026,000	76,025,985
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7758% 4/15/37 (b)(c)(d)	19,373,000	19,372,990
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6753% 4/15/34 (b)(c)(d)	15,742,000	15,447,100
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9753% 4/15/34 (b)(c)(d)	10,407,000	10,147,056
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2753% 4/15/34 (b)(c)(d)	10,925,000	10,624,828
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0794% 10/15/26 (b)(c)(d)	8,486,868	8,375,547
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2435% 2/15/36 (b)(c)(d)	7,697,069	7,598,450
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1326% 10/15/36 (b)(c)(d)	39,143,000	38,643,207
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3423% 10/15/36 (b)(c)(d)	5,541,000	5,447,816
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5421% 10/15/36 (b)(c)(d)	7,417,000	7,276,097
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7418% 10/15/36 (b)(c)(d)	7,201,000	7,010,375
Class E, CME Term SOFR 1 Month Index + 2.060% 7.391% 10/15/36 (b)(c)(d)	25,035,000	24,411,235
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0958% 5/15/38 (b)(c)(d)	22,421,568	22,141,298
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8198% 4/15/37 (b)(c)(d)	29,105,882	29,024,243
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3417% 2/15/39 (b)(c)(d)	33,153,732	32,780,895
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6411% 2/15/39 (b)(c)(d)	12,450,836	12,287,481
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8905% 2/15/39 (b)(c)(d)	12,450,836	12,279,702
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2896% 2/15/39 (b)(c)(d)	12,450,836	12,264,143
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0903% 12/9/40 (b)(c)(d)	25,699,000	25,715,003
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5197% 12/9/40 (b)(c)(d)	5,681,000	5,689,850
Class C, CME Term SOFR 1 Month Index + 2.640% 7.969% 12/9/40 (b)(c)(d)	3,078,000	3,082,795
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3195% 11/15/32 (b)(c)(d)	1,291,448	1,289,027
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3753% 4/15/34 (b)(c)(d)	14,082,756	13,924,468
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1135% 6/15/38 (b)(c)(d)	5,874,143	5,808,227
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7205% 3/15/41 (b)(c)(d)	95,157,921	94,622,658
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1083% 2/15/39 (b)(c)(d)	4,848,943	4,815,607
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0201% 3/15/41 (b)(c)(d)	15,388,793	15,288,024
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2697% 3/15/41 (b)(c)(d)	20,430,164	20,251,791
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7709% 2/15/39 (b)(c)(d)	38,777,757	38,644,459
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9913% 5/15/41 (b)(c)	51,690,000	51,560,692
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4938% 8/15/39 (b)(c)(d)	20,401,427	20,407,751
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2688% 4/15/37 (b)(c)(d)	14,837,072	14,772,160
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6188% 4/15/37 (b)(c)(d)	3,348,084	3,336,578
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1678% 4/15/37 (b)(c)(d)	2,803,530	2,793,892
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7707% 4/15/29 (b)(c)(d)	59,575,883	59,612,528
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0204% 4/15/29 (b)(c)(d)	9,494,624	9,435,248
Class C, CME Term SOFR 1 Month Index + 1.940% 7.27% 4/15/29 (b)(c)(d)	7,883,042	7,843,604
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.696% 12/15/37 (b)(c)(d)	11,218,000	11,230,150
CD Mortgage Trust sequential payer Series 2017-CD5 Class A3, 3.171% 8/15/50	14,100,000	13,176,607
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	64,636,420	61,250,292
Class A2, 1.99% 7/15/60 (b)	24,966,986	21,685,759
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	46,851,895	42,914,017
Citigroup Commercial Mortgage Trust:
Series 2015-GC27 Class A5, 3.137% 2/10/48	14,600,000	14,427,946
Series 2019-GC41 Class XA, 1.1668% 8/10/56 (c)(i)	50,687,892	1,782,440
Citigroup Commercial Mtg Trust 2018-C6 sequential payer Series 2018-C6 Class A3, 4.145% 11/10/51	1,000,000	933,862
COMM Mortgage Trust sequential payer:
Series 2015 LC19 Class A3, 2.922% 2/10/48	13,323,215	13,237,010
Series 2015-DC1 Class A4, 3.078% 2/10/48	23,115,557	22,951,384
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	13,197,880
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	7,625,113	7,212,323
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C4 Class A3, 3.5438% 11/15/48	3,179,799	3,102,659
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(c)	7,693,000	7,700,595
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1445% 11/15/38 (b)(c)(d)	51,777,732	51,163,213
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5637% 11/15/38 (b)(c)(d)	19,941,788	19,693,341
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5235% 7/15/38 (b)(c)(d)	11,830,378	11,786,014
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8235% 7/15/38 (b)(c)(d)	8,609,523	8,574,674
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1435% 7/15/38 (b)(c)(d)	6,347,299	6,331,486
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6935% 7/15/38 (b)(c)(d)	12,835,306	12,827,302
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	3,164,359	3,089,496
Series 2016-K054 Class A2, 2.745% 1/25/26	14,550,957	14,035,644
Series 2018-K731 Class A2, 3.6% 2/25/25	5,201,831	5,137,498
Series 2023-K751 Class A2, 4.412% 3/25/30	5,100,000	5,005,098
Series 2024-K517 Class A2, 5.355% 1/25/29	39,500,000	40,245,977
Series K069 Class A2, 3.187% 9/25/27	3,800,000	3,611,252
Series K047 Class A2, 3.329% 5/25/25	23,575,524	23,148,967
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	13,703,674	13,496,103
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3935% 9/15/31 (b)(c)(d)	4,977,334	4,954,207
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3935% 10/15/36 (b)(c)(d)	21,765,000	21,492,938
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5935% 10/15/36 (b)(c)(d)	3,364,000	3,286,208
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9935% 10/15/36 (b)(c)(d)	2,773,000	2,677,678
sequential payer:
Series 2017-GS6 Class A2, 3.164% 5/10/50	2,762,505	2,587,492
Series 2017-GS8 Class AAB, 3.313% 11/10/50	8,356,845	8,111,894
Series 2018-GS10 Class AAB, 4.106% 7/10/51	1,187,574	1,160,934
Series 2019-GC38 Class A3, 3.703% 2/10/52	1,100,000	1,030,367
Series 2020-GC45 Class AAB, 2.8428% 2/13/53	4,750,000	4,447,644
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	3,511,816	3,406,192
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8176% 8/15/39 (b)(c)(d)	54,074,000	54,175,059
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9253% 4/15/37 (b)(c)(d)	13,375,030	12,756,693
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016 JP4 Class A3, 3.3928% 12/15/49	13,946,510	13,300,672
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9435% 9/15/29 (b)(c)(d)	7,323,229	6,884,824
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	3,450,000	2,760,039
Class DFX, 5.3503% 7/5/33 (b)	5,907,000	4,430,317
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT Class A, CME Term SOFR 1 Month Index + 2.290% 7.619% 12/15/36 (b)(c)(d)	8,300,000	8,320,750
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6241% 5/15/39 (b)(c)(d)	57,498,000	56,473,817
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1228% 5/15/39 (b)(c)(d)	33,561,000	32,680,235
Class C, CME Term SOFR 1 Month Index + 2.090% 7.422% 5/15/39 (b)(c)(d)	19,262,000	18,696,312
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8708% 5/15/39 (b)(c)(d)	17,119,000	16,281,105
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1435% 3/15/38 (b)(c)(d)	23,546,067	23,119,794
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3235% 3/15/38 (b)(c)(d)	7,331,974	7,158,042
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5435% 3/15/38 (b)(c)(d)	4,613,079	4,492,126
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8435% 3/15/38 (b)(c)(d)	6,416,829	6,232,558
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1935% 3/15/38 (b)(c)(d)	5,605,879	5,388,899
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1435% 7/15/38 (b)(c)(d)	22,147,000	22,066,637
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	25,898,504	25,123,585
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	42,970,000	40,962,790
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	11,332,266
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	5,415,000	5,107,905
Class C, 3.283% 11/10/36 (b)(c)	5,196,000	4,823,385
Series 2021-L6 Class XA, 1.3171% 6/15/54 (c)(i)	47,945,933	2,483,647
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4179% 10/15/28 (b)(c)(d)	20,556,361	20,787,620
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1548% 10/15/28 (b)(c)(d)	12,386,363	12,417,329
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	404,156	409,330
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2435% 4/15/36 (b)(c)(d)	12,400,000	12,270,217
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3288% 2/15/39 (b)(c)(d)	9,333,000	9,156,775
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9788% 2/15/39 (b)(c)(d)	4,854,000	4,716,704
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.02% 7/15/36 (b)(c)(d)	16,700,000	16,480,993
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1741% 11/15/38 (b)(c)(d)	38,518,516	38,157,605
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5231% 11/15/38 (b)(c)(d)	27,730,843	27,315,111
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7723% 11/15/38 (b)(c)(d)	12,001,932	11,822,001
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0215% 11/15/38 (b)(c)(d)	7,887,421	7,769,175
UBS Commercial Mortgage Trust sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	2,800,000	2,617,224
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	29,470,000	23,627,001
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,400,000	1,117,515
Class X, 0.5162% 10/10/42 (b)(c)(i)	40,100,000	884,021
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C35 Class A4FL, CME Term SOFR 1 Month Index + 1.160% 6.4933% 7/15/48 (b)(c)(d)	8,500,000	8,495,158
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6435% 5/15/31 (b)(c)(d)	19,889,000	19,381,429
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	16,246,000	16,010,716
Series 2016-LC25 Class A3, 3.374% 12/15/59	8,922,099	8,560,522
Series 2018-C46 Class XA, 1.079% 8/15/51 (c)(i)	40,741,142	963,520
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	6,022,570	5,763,808
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	15,263,955	15,194,098
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,250,899,291)		2,202,551,478

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Cost $37,444,487)	32,466,000	34,585,215

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Colombian Republic:
8% 11/14/35	10,685,000	10,973,495
8.75% 11/14/53	14,370,000	15,131,610
Panamanian Republic 3.298% 1/19/33	50,825,000	39,541,850
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $77,187,626)		65,646,955

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ + 1.730% 5.974% 8/9/28 (c)(d)	23,162,000	23,132,800
KeyBank NA 6.95% 2/1/28	850,000	873,200
Regions Bank 6.45% 6/26/37	30,566,000	31,165,552
TOTAL BANK NOTES (Cost $58,396,228)		55,171,552

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (m) (Cost $444,632,283)	444,543,964	444,632,873

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	50,000,000	1,655,107
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.94% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	25,000,000	961,051
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	60,200,000	2,217,737
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	35,100,000	1,446,727
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	82,200,000	2,573,321
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	27,100,000	1,411,866
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.92625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	44,800,000	1,732,276

TOTAL PUT OPTIONS			11,998,085
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	50,000,000	1,212,007
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.94% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	25,000,000	1,086,095
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	60,200,000	2,772,386
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	35,100,000	1,387,822
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	82,200,000	2,106,389
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	27,100,000	321,553
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.92625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	44,800,000	1,932,918

TOTAL CALL OPTIONS			10,819,170
TOTAL PURCHASED SWAPTIONS (Cost $25,001,212)			22,817,255

TOTAL INVESTMENT IN SECURITIES - 114.4% (Cost $48,809,233,465)	45,698,870,225
NET OTHER ASSETS (LIABILITIES) - (14.4)%	(5,746,188,691)
NET ASSETS - 100.0%	39,952,681,534

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 7/1/54	(32,400,000)	(26,235,453)
2% 7/1/54	(194,350,000)	(157,372,230)
2% 7/1/54	(8,100,000)	(6,558,863)
3% 7/1/54	(200,600,000)	(174,920,492)
3% 7/1/54	(33,450,000)	(29,167,948)
3% 7/1/54	(69,025,000)	(60,188,868)
3.5% 7/1/54	(115,825,000)	(104,101,495)
4% 7/1/54	(70,200,000)	(64,874,319)
5% 7/1/54	(37,200,000)	(36,219,508)
5% 7/1/54	(37,200,000)	(36,219,508)
5.5% 7/1/54	(58,200,000)	(57,743,118)
5.5% 7/1/54	(32,550,000)	(32,294,476)
5.5% 7/1/54	(58,200,000)	(57,743,118)
6% 7/1/54	(48,800,000)	(49,009,698)
6% 7/1/54	(36,625,000)	(36,782,381)
6% 7/1/54	(19,525,000)	(19,608,901)

TOTAL GINNIE MAE		(949,040,376)

Uniform Mortgage Backed Securities
2% 7/1/39	(2,450,000)	(2,153,511)
2% 7/1/54	(553,650,000)	(433,014,869)
2% 7/1/54	(29,100,000)	(22,759,384)
2% 7/1/54	(28,700,000)	(22,446,540)
2% 7/1/54	(28,700,000)	(22,446,540)
2% 7/1/54	(17,600,000)	(13,765,125)
2% 7/1/54	(29,100,000)	(22,759,384)
2% 7/1/54	(150,850,000)	(117,981,203)
2% 7/1/54	(52,100,000)	(40,747,900)
2% 7/1/54	(52,075,000)	(40,728,347)
2% 7/1/54	(28,900,000)	(22,602,962)
2% 7/1/54	(64,200,000)	(50,211,423)
2% 7/1/54	(93,250,000)	(72,931,702)
2% 7/1/54	(87,275,000)	(68,258,598)
2% 7/1/54	(14,100,000)	(11,027,743)
2% 7/1/54	(17,600,000)	(13,765,125)
2% 7/1/54	(17,600,000)	(13,765,125)
2.5% 7/1/54	(7,900,000)	(6,452,079)
2.5% 7/1/54	(7,900,000)	(6,452,079)
2.5% 7/1/54	(32,625,000)	(26,645,451)
2.5% 7/1/54	(35,625,000)	(29,095,607)
2.5% 7/1/54	(16,400,000)	(13,394,188)
2.5% 7/1/54	(7,600,000)	(6,207,063)
2.5% 7/1/54	(69,500,000)	(56,761,957)
2.5% 7/1/54	(16,200,000)	(13,230,845)
2.5% 7/1/54	(5,375,000)	(4,389,864)
2.5% 7/1/54	(27,225,000)	(22,235,169)
2.5% 7/1/54	(7,600,000)	(6,207,063)
2.5% 7/1/54	(8,775,000)	(7,166,707)
2.5% 7/1/54	(4,550,000)	(3,716,071)
2.5% 7/1/54	(7,700,000)	(6,288,735)
2.5% 7/1/54	(228,150,000)	(186,334,394)
2.5% 7/1/54	(38,200,000)	(31,198,658)
2.5% 7/1/54	(30,600,000)	(24,991,595)
3% 7/1/54	(27,200,000)	(23,145,514)
3% 7/1/54	(66,250,000)	(56,374,643)
3% 7/1/54	(29,200,000)	(24,847,390)
3% 7/1/54	(116,100,000)	(98,793,902)
3% 7/1/54	(15,300,000)	(13,019,351)
3.5% 7/1/54	(41,325,000)	(36,575,832)
3.5% 7/1/54	(5,900,000)	(5,221,958)
3.5% 7/1/54	(30,075,000)	(26,618,709)
3.5% 7/1/54	(16,200,000)	(14,338,257)
3.5% 7/1/54	(34,900,000)	(30,889,208)
3.5% 7/1/54	(76,900,000)	(68,062,467)
3.5% 7/1/54	(18,700,000)	(16,550,951)
4% 7/1/54	(46,450,000)	(42,494,495)
4% 7/1/54	(46,450,000)	(42,494,495)
5.5% 7/1/54	(31,500,000)	(31,068,104)
6% 7/1/54	(24,500,000)	(24,568,921)
6% 7/1/54	(177,950,000)	(178,450,591)
6% 7/1/54	(14,700,000)	(14,741,353)
6.5% 7/1/54	(9,400,000)	(9,566,698)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,199,955,845)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,169,552,977)		(3,148,996,221)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	72	Sep 2024	9,024,750	58,446	58,446

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,770	Sep 2024	194,672,344	(414,589)	(414,589)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	54	Sep 2024	11,027,813	(5,134)	(5,134)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	678	Sep 2024	72,259,969	(313,680)	(313,680)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	991	Sep 2024	117,247,688	(884,527)	(884,527)

TOTAL SOLD					(1,617,930)

TOTAL FUTURES CONTRACTS					(1,559,484)
The notional amount of futures purchased as a percentage of Net Assets is 0.0%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	17,690,000	152,192	(158,314)	(6,122)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,070,000	86,635	(107,957)	(21,322)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	16,000,000	137,653	(106,490)	31,163
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,100,000	112,703	(209,164)	(96,461)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,240,000	217,247	(325,685)	(108,438)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	2,000,000	350,399	(445,671)	(95,272)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	2,420,000	423,983	(664,210)	(240,227)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	2,700,000	473,038	(708,783)	(235,745)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,170,000	204,983	(285,862)	(80,879)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,800,000	315,359	(348,733)	(33,374)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	6,600,000	1,156,316	(1,085,809)	70,507
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	2,480,000	434,495	(707,859)	(273,364)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	2,550,000	446,758	(770,639)	(323,881)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	1,650,000	289,079	(435,275)	(146,196)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,200,000	560,638	(808,071)	(247,433)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,470,000	607,942	(860,727)	(252,785)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,390,000	418,727	(564,326)	(145,599)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,760,000	308,351	(404,414)	(96,063)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,100,000	192,719	(185,038)	7,681
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	2,000,000	279,169	(281,858)	(2,689)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	2,000,000	279,169	(247,620)	31,549
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	2,000,000	279,169	(259,781)	19,388
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly	1,500,000	209,377	(198,532)	10,845
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,300,000	181,460	(181,993)	(533)

TOTAL BUY PROTECTION							8,117,561	(10,352,811)	(2,235,250)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	35,930,000	(309,117)	812,862	503,745
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	20,930,000	(180,067)	486,963	306,896
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly	1,450,000	(23,597)	19,846	(3,751)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	13,400,000	(274,571)	268,978	(5,593)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	40,900,000	(838,057)	826,935	(11,122)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	11,700,000	(239,738)	154,751	(84,987)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	15,700,000	(315,575)	316,230	655
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	10,900,000	(281,317)	273,519	(7,798)
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	40,900,000	(1,055,584)	1,032,892	(22,692)
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly	7,200,000	(185,824)	181,959	(3,865)
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly	9,775,000	(252,282)	263,336	11,054

TOTAL SELL PROTECTION							(3,955,729)	4,638,271	682,542
TOTAL CREDIT DEFAULT SWAPS							4,161,832	(5,714,540)	(1,552,708)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2026	381,987,000	710,782	0	710,782
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	73,873,000	205,905	0	205,905
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2029	18,863,000	117,423	0	117,423
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	281,249,000	2,557,650	0	2,557,650
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2034	10,273,000	(128,518)	0	(128,518)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	66,158,000	1,390,124	0	1,390,124
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2054	9,175,000	(272,063)	0	(272,063)
TOTAL INTEREST RATE SWAPS							4,581,303	0	4,581,303

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,433,538,537 or 16.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,795,513.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $23,261,759.
(g)
Security or a portion of the security has been segregated as collateral for open options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $4,000,991.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	363,138,224	6,207,075,974	6,125,586,457	25,855,224	5,132	-	444,632,873	0.9%
Fidelity Securities Lending Cash Central Fund 5.38%	-	2,882,602,515	2,882,602,515	244,241	-	-	-	0.0%
Total	363,138,224	9,089,678,489	9,008,188,972	26,099,465	5,132	-	444,632,873

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.